JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund
COMMON STOCKS 99.9%
Consumer Discretionary 99.9%
1-800-Flowers.com Inc. - Class A (a)	11	192
Aaron’s Inc.	30	1,565
Abercrombie & Fitch Co. - Class A	29	790
Acushnet Holdings Corp.	15	344
Adient Plc	37	481
Adtalem Global Education Inc. (a)	25	1,148
Advance Auto Parts Inc.	31	5,331
Amazon.com Inc. (a)	178	317,394
American Axle & Manufacturing Holdings Inc. (a)	47	668
American Eagle Outfitters Inc.	72	1,607
American Outdoor Brands Corp. (a)	24	224
American Public Education Inc. (a)	7	218
America’s Car-Mart Inc. (a)	3	263
Aptiv Plc	113	8,976
Aramark Corp.	106	3,138
Asbury Automotive Group Inc. (a) (b)	8	566
Ascena Retail Group Inc. (a) (b)	61	65
At Home Group Inc. (a)	20	350
Autoliv Inc.	38	2,765
AutoNation Inc. (a)	23	823
AutoZone Inc. (a)	11	11,099
Barnes & Noble Education Inc. (a)	13	54
Barnes & Noble Inc.	24	131
BBX Capital Corp. - Class A	28	166
Beazer Homes USA Inc. (a)	14	163
Bed Bath & Beyond Inc. (b)	60	1,013
Belmond Ltd. - Class A (a)	35	879
Best Buy Co. Inc.	106	7,543
Big Lots Inc.	18	677
Biglari Holdings Inc. - Class B (a)	—	46
BJ’s Restaurants Inc.	9	439
Bloomin’ Brands Inc.	33	673
Booking Holdings Inc. (a)	20	34,650
Boot Barn Holdings Inc. (a)	12	364
BorgWarner Inc.	90	3,438
Boyd Gaming Corp.	36	977
Bright Horizons Family Solutions Inc. (a)	24	3,023
Brinker International Inc.	16	716
Brunswick Corp.	38	1,888
Buckle Inc. (b)	13	243
Burlington Stores Inc. (a)	29	4,526
Caesars Entertainment Corp. (a) (b)	243	2,111
Caleres Inc.	19	471
Callaway Golf Co.	39	628
Camping World Holdings Inc. - Class A (b)	15	205
Capri Holdings Ltd. (a)	64	2,933
Career Education Corp. (a)	31	509
Carmax Inc. (a) (b)	75	5,213
Carnival Plc	181	9,188
Carriage Services Inc.	8	155
Carrol’s Restaurant Group Inc. (a)	15	153
Carter’s Inc.	20	1,969
Cato Corp. - Class A	10	152
Cavco Industries Inc. (a)	4	447
Century Communities Inc. (a) (b)	10	239
Cheesecake Factory Inc. (b)	19	910
Chegg Inc. (a)	42	1,591
Chico’s FAS Inc.	55	237
Childrens Place Retail Stores Inc. (b)	7	704
Chipotle Mexican Grill Inc. (a)	11	7,609
Choice Hotels International Inc.	16	1,233
Churchill Downs Inc.	16	1,422
Chuy’s Holdings Inc. (a)	7	170
Citi Trends Inc.	5	102
Columbia Sportswear Co.	13	1,368
Conn’s Inc. (a) (b)	9	207
Container Store Group Inc. (a) (b)	9	76
Cooper Tire & Rubber Co.	21	631
Cooper-Standard Holding Inc. (a)	8	369

	Shares/Par[1]	Value ($)
Core-Mark Holding Co. Inc.	19	716
Cracker Barrel Old Country Store Inc. (b)	8	1,336
Crocs Inc. (a)	29	756
D.R. Horton Inc.	153	6,325
Dana Holding Corp.	62	1,097
Darden Restaurants Inc.	53	6,483
Dave & Buster’s Entertainment Inc.	17	830
Deckers Outdoor Corp. (a)	11	1,641
Del Taco Restaurants Inc. (a)	13	130
Delphi Technologies Plc	37	714
Denny’s Corp. (a)	28	514
Dick’s Sporting Goods Inc.	31	1,152
Dillard’s Inc. - Class A (b)	6	413
Dine Brands Global Inc. (b)	7	641
Dollar General Corp.	114	13,567
Dollar Tree Inc. (a)	102	10,741
Domino’s Pizza Inc.	17	4,396
Dorman Products Inc. (a)	12	1,070
DSW Inc. - Class A	29	647
Duluth Holdings Inc. - Class B (a) (b)	8	200
Dunkin’ Brands Group Inc.	36	2,684
eBay Inc.	392	14,550
El Pollo Loco Holdings Inc. (a)	10	133
Eldorado Resorts Inc. (a) (b)	21	996
Ethan Allen Interiors Inc.	11	213
Etsy Inc. (a)	47	3,143
Expedia Group Inc.	53	6,264
Express Inc. (a)	29	126
Extended Stay America Inc. - Class B	81	1,459
Fiesta Restaurant Group Inc. (a)	11	142
Five Below Inc. (a)	24	2,964
Floor & Decor Holdings Inc. (a) (b)	29	1,188
Foot Locker Inc.	49	2,971
Ford Motor Co.	1,590	13,957
Fossil Group Inc. (a) (b)	20	269
Fox Factory Holding Corp. (a)	16	1,132
Frontdoor Inc. (a)	30	1,045
GameStop Corp. - Class A (b)	42	428
Gap Inc.	98	2,561
Garmin Ltd.	49	4,192
Garrett Motion Inc. (a)	33	486
General Motors Co.	545	20,222
Genesco Inc. (a)	9	401
Gentex Corp.	112	2,318
Gentherm Inc. (a)	15	563
Genuine Parts Co.	63	7,042
G-III Apparel Group Ltd. (a) (b)	18	737
GNC Holdings Inc. - Class A (a) (b)	36	99
Golden Entertainment Inc. (a) (b)	9	120
Goodyear Tire & Rubber Co.	101	1,828
GoPro Inc. - Class A (a) (b)	50	324
Graham Holdings Co.	2	1,287
Grand Canyon Education Inc. (a)	20	2,345
Green Brick Partners Inc. (a)	11	99
Group 1 Automotive Inc.	8	488
Groupon Inc. - Class A (a)	195	691
GrubHub Inc. (a)	39	2,712
Guess Inc.	27	525
H&R Block Inc.	88	2,095
Hamilton Beach Brands Holding Co. (b)	3	70
HanesBrands Inc.	154	2,750
Harley-Davidson Inc.	70	2,483
Hasbro Inc.	52	4,388
Haverty Furniture Cos. Inc.	8	176
Helen of Troy Ltd. (a)	11	1,320
Hibbett Sports Inc. (a)	8	191
Hilton Grand Vacations Inc. (a)	42	1,287
Hilton Worldwide Holdings Inc.	121	10,038
Home Depot Inc.	484	92,936
Hooker Furniture Corp.	5	133
Houghton Mifflin Harcourt Co. (a)	46	337
Installed Building Products Inc. (a)	10	474
International Speedway Corp. - Class A	11	471
iRobot Corp. (a) (b)	12	1,382
J.C. Penney Co. Inc. (a) (b)	132	197

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Jack in the Box Inc.	11	880
K12 Inc. (a)	15	507
KB Home	33	802
Kohl’s Corp.	72	4,920
Lands’ End Inc. (a) (b)	5	83
Las Vegas Sands Corp.	168	10,238
Laureate Education Inc. - Class A (a)	41	618
La-Z-Boy Inc.	20	644
LCI Industries	11	819
Lear Corp.	27	3,732
Leggett & Platt Inc.	56	2,346
Lennar Corp. - Class A	126	6,166
LGI Homes Inc. (a) (b)	8	512
Liberty Expedia Holdings Inc. - Class A (a)	23	998
Limited Brands Inc.	100	2,750
Lindblad Expeditions Holdings Inc. (a) (b)	11	170
Lithia Motors Inc. - Class A (b)	10	911
LKQ Corp. (a)	137	3,890
Lowe’s Cos. Inc.	345	37,821
Lululemon Athletica Inc. (a)	43	6,966
Lumber Liquidators Holdings Inc. (a) (b)	13	127
M/I Homes Inc. (a)	13	336
Macy’s Inc.	132	3,170
Marine Products Corp.	4	51
MarineMax Inc. (a)	12	228
Marriott International Inc. - Class A	124	15,537
Marriott Vacations Worldwide Corp.	17	1,612
MasterCraft Boat Holdings Inc. (a)	8	186
Mattel Inc. (a) (b)	149	1,933
McDonald’s Corp.	331	62,765
MDC Holdings Inc.	22	626
MercadoLibre Inc. (a)	18	9,345
Meritage Homes Corp. (a)	16	723
MGM Resorts International	215	5,518
Michaels Cos. Inc. (a)	43	490
Modine Manufacturing Co. (a)	22	310
Mohawk Industries Inc. (a)	27	3,421
Monarch Casino & Resort Inc. (a)	6	243
Monro Inc.	14	1,234
Motorcar Parts of America Inc. (a) (b)	8	158
Movado Group Inc.	7	252
Murphy USA Inc. (a)	13	1,126
National Vision Holdings Inc. (a)	28	882
Nautilus Inc. (a)	13	74
Newell Brands Inc.	200	3,066
Nike Inc. - Class B	546	45,958
Noodles & Co. - Class A (a) (b)	9	59
Nordstrom Inc.	50	2,234
Norwegian Cruise Line Holdings Ltd. (a)	94	5,174
NVR Inc. (a)	1	4,062
Office Depot Inc.	209	758
Ollie’s Bargain Outlet Holdings Inc. (a)	23	1,953
O’Reilly Automotive Inc. (a)	34	13,320
Overstock.com Inc. (a) (b)	10	160
Oxford Industries Inc.	7	563
Papa John’s International Inc. (b)	10	554
Party City Holdco Inc. (a) (b)	26	203
Penn National Gaming Inc. (a)	48	956
Penske Automotive Group Inc. (b)	16	719
PetMed Express Inc. (b)	9	208
Planet Fitness Inc. - Class A (a)	38	2,582
Playa Hotels & Resorts NV (a)	26	198
PlayAGS Inc. (a) (b)	11	267
Polaris Industries Inc.	25	2,124
Pool Corp.	17	2,859
Potbelly Corp. (a)	8	71
Pulte Homes Inc.	114	3,196
PVH Corp.	33	4,020
Quotient Technology Inc. (a)	36	352
Qurate Retail Group Inc. - Class A (a)	180	2,875
Ralph Lauren Corp. - Class A	23	3,018
Red Robin Gourmet Burgers Inc. (a)	6	165
Red Rock Resorts Inc. - Class A	30	774
Regis Corp. (a)	13	264
Rent-A-Center Inc. (a)	18	370

	Shares/Par[1]	Value ($)
RH (a) (b)	8	869
Ross Stores Inc.	160	14,888
Royal Caribbean Cruises Ltd.	72	8,221
Ruth’s Hospitality Group Inc.	13	329
Sally Beauty Holdings Inc. (a) (b)	51	946
Scientific Games Corp. - Class A (a) (b)	23	467
SeaWorld Entertainment Inc. (a)	23	599
Service Corp. International	78	3,119
ServiceMaster Global Holdings Inc. (a)	58	2,701
Shake Shack Inc. - Class A (a) (b)	12	687
Shoe Carnival Inc. (b)	5	169
Shutterfly Inc. (a)	14	570
Shutterstock Inc.	8	396
Signet Jewelers Ltd.	22	589
Six Flags Entertainment Corp.	31	1,525
Skechers U.S.A. Inc. - Class A (a)	58	1,955
Skyline Corp.	23	436
Sleep Number Corp. (a)	14	652
Sonic Automotive Inc. - Class A	10	150
Sonos Inc. (a) (b)	9	91
Sotheby’s (a)	16	614
Speedway Motorsports Inc.	4	63
Stamps.com Inc. (a)	7	605
Standard Motor Products Inc.	9	438
Starbucks Corp.	532	39,533
Steven Madden Ltd.	36	1,215
Stoneridge Inc. (a)	12	345
Strategic Education Inc.	9	1,219
Sturm Ruger & Co. Inc. (b)	8	409
Superior Industries International Inc. (b)	8	38
Tailored Brands Inc. (b)	22	172
Tapestry Inc.	125	4,062
Target Corp.	212	17,045
Taylor Morrison Home Corp. - Class A (a)	51	914
Tempur Sealy International Inc. (a)	20	1,141
Tenneco Inc.	24	540
Tesla Inc. (a) (b)	55	15,439
Texas Roadhouse Inc.	29	1,827
Thor Industries Inc.	23	1,414
Tiffany & Co.	47	4,975
Tile Shop Holdings Inc.	17	99
TJX Cos. Inc.	531	28,262
Toll Brothers Inc.	60	2,157
TopBuild Corp. (a)	15	976
Tower International Inc.	9	191
Tractor Supply Co.	52	5,098
TRI Pointe Homes Inc. (a)	60	759
Tupperware Brands Corp.	21	541
Ulta Beauty Inc. (a)	24	8,485
Under Armour Inc. - Class A (a) (b)	80	1,694
Under Armour Inc. - Class C (a)	82	1,549
Unifi Inc. (a)	7	133
Universal Electronics Inc. (a)	6	227
Urban Outfitters Inc. (a)	33	974
Vail Resorts Inc.	17	3,766
Veoneer Inc. (a) (b)	35	810
Vera Bradley Inc. (a)	9	125
VF Corp.	144	12,552
Vista Outdoor Inc. (a)	25	203
Visteon Corp. (a) (b)	13	845
Wayfair Inc. - Class A (a) (b)	25	3,749
Weight Watchers International Inc. (a)	17	343
Wendy’s Co.	82	1,460
Whirlpool Corp.	27	3,617
William Lyon Homes - Class A (a) (b)	13	195
Williams-Sonoma Inc. (b)	35	1,950
Wingstop Inc.	12	942
Winmark Corp.	1	210
Winnebago Industries Inc.	13	412
Wolverine World Wide Inc.	41	1,462
Wyndham Destinations Inc.	42	1,708
Wyndham Hotels & Resorts Inc.	43	2,127
Wynn Resorts Ltd.	42	4,999
Yum! Brands Inc.	134	13,349

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Zumiez Inc. (a)	8	210

Total Common Stocks (cost $1,013,639)		1,274,167

RIGHTS 0.0%
Nexstar Broadcasting Inc. (a) (c)	27	3

Total Rights (cost $0)		3

SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	1,163	1,163
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	5,924	5,924

	Shares/Par[1]	Value ($)
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (f) (g)	165	164

Total Short Term Investments (cost $7,251)		7,251

Total Investments 100.5% (cost $1,020,890)		1,281,421
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (0.5)%		(5,847)

Total Net Assets 100.0%		1,275,587

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)

Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(f)	All or a portion of the security is pledged or segregated as collateral.
(g)	The coupon rate represents the yield to maturity.

JNL/Mellon Capital Consumer Discretionary Sector Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Consumer Discretionary Select Sector	20	June 2019	2,257	13	48

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 97.7%
Communication Services 4.3%
Verizon Communications Inc.	233	13,749
Walt Disney Co.	232	25,817

		39,566

Consumer Discretionary 11.9%
Home Depot Inc.	232	44,618
McDonald’s Corp.	233	44,156
Nike Inc. - Class B	233	19,581

		108,355

Consumer Staples 8.0%
Coca-Cola Co.	232	10,896
Procter & Gamble Co.	232	24,194
Walgreens Boots Alliance Inc.	233	14,712
Walmart Inc.	233	22,678

		72,480

Energy 5.2%
Chevron Corp.	232	28,642
Exxon Mobil Corp.	232	18,788

		47,430

Financials 13.8%
American Express Co.	232	25,414
Goldman Sachs Group Inc.	233	44,642
JPMorgan Chase & Co.	233	23,538
Travelers Cos. Inc.	233	31,892

		125,486

Health Care 13.1%
Johnson & Johnson	232	32,504
Merck & Co. Inc.	233	19,339
Pfizer Inc.	233	9,875
UnitedHealth Group Inc.	232	57,493

		119,211

	Shares/Par[1]	Value ($)
Industrials 21.8%
3M Co.	233	48,313
Boeing Co.	232	88,688
Caterpillar Inc.	233	31,504
United Technologies Corp.	232	29,970

		198,475

Information Technology 18.2%
Apple Inc.	233	44,167
Cisco Systems Inc.	232	12,554
Intel Corp.	232	12,486
International Business Machines Corp.	233	32,809
Microsoft Corp.	233	27,423
Visa Inc. - Class A	233	36,317

		165,756

Materials 1.4%
DowDuPont Inc.	232	12,396

Total Common Stocks (cost $631,946)		889,155

SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (a) (b)	19,000	19,000
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (c) (d)	1,010	1,006

Total Short Term Investments (cost $20,006)		20,006

Total Investments 99.9% (cost $651,952)		909,161
Other Derivative Instruments 0.0%		156
Other Assets and Liabilities, Net 0.1%		710

Total Net Assets 100.0%		910,027

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(c)	All or a portion of the security is pledged or segregated as collateral.
(d)	The coupon rate represents the yield to maturity.

JNL/Mellon Capital Dow Index Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average E-Mini Index	160	June 2019	20,538	156	208

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Energy Sector Fund
COMMON STOCKS 99.8%
Energy 99.8%
Anadarko Petroleum Corp.	433	19,671
Antero Midstream Corp. (a)	192	2,646
Antero Resources Corp. (b)	191	1,687
Apache Corp.	327	11,325
Apergy Corp. (b)	66	2,724
Arch Coal Inc. - Class A (a)	15	1,353
Archrock Inc.	111	1,088
Baker Hughes a GE Co. LLC - Class A	442	12,243
Basic Energy Services Inc. (a) (b)	16	62
Berry Petroleum Co.	50	579
Bonanza Creek Energy Inc. (b)	13	299
C&J Energy Services Inc. (b)	53	828
Cabot Oil & Gas Corp.	372	9,720
Cactus Inc. - Class A (b)	32	1,137
California Resources Corp. (a) (b)	41	1,059
Callon Petroleum Co. (a) (b)	199	1,503
Carrizo Oil & Gas Inc. (a) (b)	78	972
Centennial Resource Development Inc. - Class A (a) (b)	136	1,192
Chaparral Energy Inc. - Class A (a) (b)	38	215
Cheniere Energy Inc. (b)	188	12,845
Chesapeake Energy Corp. (a) (b)	1,139	3,531
Chevron Corp.	1,642	202,240
Cimarex Energy Co. (a)	87	6,060
Clean Energy Fuels Corp. (b)	137	422
CNX Resources Corp. (b)	136	1,462
Concho Resources Inc.	172	19,052
ConocoPhillips Co.	988	65,950
CONSOL Energy Inc. (b)	19	656
Continental Resources Inc. (b)	81	3,646
Core Laboratories NV (a)	39	2,672
Covia Holdings Corp. (a) (b)	28	156
CVR Energy Inc.	26	1,059
Delek US Holdings Inc. (a)	65	2,384
Denbury Resources Inc. (a) (b)	409	838
Devon Energy Corp.	401	12,643
Diamond Offshore Drilling Inc. (a) (b)	60	625
Diamondback Energy Inc.	134	13,576
DMC Global Inc.	10	510
Dril-Quip Inc. (a) (b)	32	1,478
EnLink Midstream LLC (a)	228	2,910
Ensco Plc - Class A (a)	374	1,468
EOG Resources Inc.	498	47,415
EQT Corp.	229	4,754
Equitrans Midstream Corp.	187	4,071
Exterran Corp. (b)	27	464
Extraction Oil & Gas Inc. (a) (b)	92	391
Exxon Mobil Corp.	3,636	293,806
Forum Energy Technologies Inc. (b)	59	299
Frank’s International NV (a) (b)	65	404
FTS International Inc. (b)	18	179
Gran Tierra Energy Inc. (a) (b)	352	798
Green Plains Renewable Energy Inc.	33	547
Gulfport Energy Corp. (b)	134	1,074
Halcon Resources Corp. (a) (b)	108	146
Halliburton Co.	754	22,081
Helix Energy Solutions Group Inc. (b)	122	962
Helmerich & Payne Inc.	94	5,224
Hess Corp.	228	13,758
HighPoint Resources Corp. (b)	99	219
HollyFrontier Corp.	142	7,005
International Seaways Inc. (b)	17	285
Jagged Peak Energy Inc. (a) (b)	45	476
Keane Group Inc. (b)	44	477
Kinder Morgan Inc.	1,708	34,179
KLX Energy Services Holdings Inc. (b)	18	456
Kosmos Energy Ltd.	203	1,262
Laredo Petroleum Holdings Inc. (b)	137	422
Mammoth Energy Services Inc.	8	135
Marathon Oil Corp.	718	11,999
Marathon Petroleum Corp.	593	35,468

	Shares/Par[1]	Value ($)
Matador Resources Co. (a) (b)	92	1,785
Matrix Service Co. (b)	23	456
McDermott International Inc. (b)	160	1,191
Montage Resources Corp. (a) (b)	18	275
Murphy Oil Corp.	143	4,199
Nabors Industries Ltd. (a)	289	993
National Oilwell Varco Inc.	330	8,779
Natural Gas Services Group Inc. (b)	12	202
NCS Multistage Holdings Inc. (a) (b)	10	51
Newpark Resources Inc. (b)	77	709
Nine Energy Service Inc. (b)	14	317
Noble Corp. Plc (b)	210	601
Noble Energy Inc.	411	10,167
Northern Oil and Gas Inc. (a) (b)	97	267
Oasis Petroleum Inc. (b)	239	1,442
Occidental Petroleum Corp.	648	42,913
Oceaneering International Inc. (b)	84	1,326
Oil States International Inc. (a) (b)	48	817
ONEOK Inc.	353	24,655
Par Pacific Holdings Inc. (b)	24	433
Parsley Energy Inc. - Class A (b)	217	4,192
Patterson-UTI Energy Inc.	188	2,642
PBF Energy Inc. - Class A	98	3,051
PDC Energy Inc. (a) (b)	57	2,301
Peabody Energy Corp.	64	1,819
Penn Virginia Corp. (b)	9	377
Phillips 66	377	35,855
Pioneer Natural Resources Co.	146	22,277
Plains GP Holdings LP - Class A (b)	131	3,255
ProPetro Holding Corp. (b)	64	1,453
QEP Resources Inc. (b)	209	1,627
Range Resources Corp.	183	2,056
Renewable Energy Group Inc. (b)	29	640
REX Stores Corp. (b)	5	406
Ring Energy Inc. (b)	49	287
Rowan Cos. Plc - Class A (a) (b)	103	1,111
RPC Inc. (a)	55	633
SandRidge Energy Inc. (b)	20	160
Schlumberger Ltd.	1,190	51,835
SEACOR Holdings Inc. (b)	15	637
Select Energy Services Inc. - Class A (a) (b)	48	580
SemGroup Corp. - Class A (a)	51	753
SM Energy Co.	94	1,643
Southwestern Energy Co. (b)	492	2,306
SRC Energy Inc. (b)	206	1,057
Superior Energy Services Inc. (b)	131	612
Tallgrass Energy GP LP - Class A (a)	134	3,370
Talos Energy Inc. (b)	18	478
Targa Resources Corp.	195	8,121
TechnipFMC Plc	368	8,658
Tellurian Inc. (a) (b)	70	788
Tetra Technologies Inc. (b)	105	245
Texas Pacific Land Trust	5	4,161
Tidewater Inc. (a) (b)	29	666
Transocean Ltd. (b)	452	3,934
Ultra Petroleum Corp. (b)	127	77
Unit Corp. (a) (b)	47	667
US Silica Holdings Inc. (a)	66	1,146
Valero Energy Corp.	365	30,948
W&T Offshore Inc. (b)	84	583
Weatherford International Plc (a) (b)	870	608
Whiting Petroleum Corp. (b)	78	2,041
Williams Cos. Inc.	1,040	29,877
World Fuel Services Corp.	58	1,682
WPX Energy Inc. (b)	366	4,793

Total Common Stocks (cost $1,444,215)		1,263,228

SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	492	492
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	7,086	7,086

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	265	264

Total Short Term Investments (cost $7,842)		7,842

Total Investments 100.4% (cost $1,452,057)		1,271,070
Other Derivative Instruments (0.0)%		(7)
Other Assets and Liabilities, Net (0.4)%		(5,042)

	Shares/Par[1]	Value ($)
Total Net Assets 100.0%		1,266,021

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(e)	All or a portion of the security is pledged or segregated as collateral.
(f)	The coupon rate represents the yield to maturity.

JNL/Mellon Capital Energy Sector Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Energy Select Sector	61	June 2019	3,988	(7)	81

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 100.0%
Financials 98.9%
1st Source Corp.	6	276
Affiliated Managers Group Inc.	18	1,965
Aflac Inc.	262	13,098
AG Mortgage Investment Trust Inc.	10	161
Alleghany Corp. (a)	5	3,115
Allegiance Bancshares Inc. (a)	4	149
Allstate Corp.	118	11,122
Ally Financial Inc.	143	3,933
Amalgamated Bank - Class A	3	51
Ambac Financial Group Inc. (a)	15	279
American Equity Investment Life Holding Co.	29	784
American Express Co.	250	27,272
American Financial Group Inc.	26	2,521
American International Group Inc.	304	13,108
American National Insurance Co.	3	337
Ameriprise Financial Inc.	48	6,182
Ameris Bancorp	13	456
Amerisafe Inc.	7	402
Annaly Capital Management Inc.	476	4,754
Anworth Mortgage Asset Corp.	33	133
Aon Plc - Class A	83	14,175
Arch Capital Group Ltd. (a)	139	4,499
Ares Management Corp. - Class A (b)	32	738
Argo Group International Holdings Ltd.	11	810
Arlington Asset Investment Corp. - Class A (b)	10	77
Arrow Financial Corp.	4	146
Arthur J Gallagher & Co.	63	4,915
Artisan Partners Asset Management Inc. - Class A	19	469
Associated Bancorp	57	1,226
Associated Capital Group Inc. - Class A (b)	1	21
Assurant Inc.	21	1,968
Assured Guaranty Ltd.	36	1,615
Athene Holding Ltd. - Class A (a)	54	2,207
Atlantic Capital Bancshares Inc. (a)	8	146
AXA Equitable Holdings Inc.	81	1,635
Axis Capital Holdings Ltd.	29	1,577
Axos Financial Inc. (a)	19	549
B. Riley & Co. LLC	5	84
Banc of California Inc.	15	207
BancFirst Corp.	6	289
Bancorp Inc. (a)	20	158
BancorpSouth Bank	32	901
Bank of America Corp.	3,207	88,489
Bank of Hawaii Corp.	14	1,124
Bank of Marin Bancorp	4	177
Bank of New York Mellon Corp. (c)	340	17,132
Bank OZK	43	1,245
BankUnited Inc.	36	1,197
Banner Corp.	12	627
Bar Harbor Bankshares	6	157
BB&T Corp.	266	12,363
Berkshire Hathaway Inc. - Class B (a)	445	89,470
Berkshire Hills Bancorp Inc.	14	372
BGC Partners Inc. - Class A	86	457
BlackRock Inc.	41	17,368
Blackstone Mortgage Trust Inc. - Class A (b)	38	1,325
Blucora Inc. (a)	16	532
Blue Hills Bancorp Inc.	9	212
BOK Financial Corp.	11	933
Boston Private Financial Holdings Inc.	30	333
Bridge Bancorp Inc.	6	163
Brighthouse Financial Inc. (a)	37	1,341
BrightSphere Investment Group Plc	27	367
Brookline Bancorp Inc.	29	419
Brown & Brown Inc.	81	2,399
Bryn Mawr Bank Corp.	6	232
Byline Bancorp Inc. (a)	6	103
Cadence Bancorp LLC - Class A	45	838
Camden National Corp.	6	238
Cannae Holdings Inc. (a)	23	557
Capital One Financial Corp.	163	13,315

	Shares/Par[1]	Value ($)
Capitol Federal Financial Inc.	47	625
Carolina Financial Corp.	7	243
Cathay General Bancorp	26	885
CBOE Global Markets Inc.	39	3,677
CBTX Inc.	7	215
CenterState Bank Corp.	27	641
Central Pacific Financial Corp.	11	307
Charles Schwab Corp.	418	17,856
Chemical Financial Corp.	24	1,000
Chubb Ltd.	158	22,183
Cincinnati Financial Corp.	53	4,580
CIT Group Inc.	37	1,774
Citigroup Inc.	840	52,252
Citizens Financial Group Inc.	162	5,266
Citizens Inc. - Class A (a) (b)	18	123
City Holdings Co.	5	412
CME Group Inc.	123	20,233
CNO Financial Group Inc.	56	906
Cohen & Steers Inc.	7	276
Columbia Banking System Inc.	26	851
Columbia Financial Inc. (a)	16	247
Comerica Inc.	56	4,080
Commerce Bancshares Inc.	35	2,011
Community Bank System Inc.	18	1,070
Community Trust Bancorp Inc.	5	216
ConnectOne Bancorp Inc.	10	190
Cowen Inc. - Class A (a) (b)	9	129
Crawford & Co. - Class A	5	49
Credit Acceptance Corp. (a)	4	1,815
Cullen/Frost Bankers Inc. (b)	21	2,021
Curo Health Services Holdings Corp. (a) (b)	5	47
Customers Bancorp Inc. (a)	11	208
CVB Financial Corp.	38	794
Diamond Hill Investment Group Inc.	1	160
Dime Community Bancshares Inc.	12	226
Discover Financial Services	116	8,238
Donegal Group Inc. - Class A	2	28
Donnelley Financial Solutions Inc. (a)	13	193
E*TRADE Financial Corp.	87	4,061
Eagle Bancorp Inc. (a)	11	576
East West Bancorp Inc.	50	2,383
Eaton Vance Corp.	40	1,622
eHealth Inc. (a)	7	443
EMC Insurance Group Inc.	3	87
Employer Holdings Inc.	12	464
Encore Capital Group Inc. (a) (b)	9	254
Enova International Inc. (a)	11	246
Enstar Group Ltd. (a)	4	619
Enterprise Financial Services Corp.	8	337
Equity Bancshares Inc. - Class A (a)	5	139
Erie Indemnity Co. - Class A	9	1,544
Essent Group Ltd. (a)	30	1,303
Evercore Inc. - Class A	14	1,274
Everest Re Group Ltd.	14	3,061
Exantas Capital Corp.	9	95
EzCorp Inc. - Class A (a) (b)	20	188
FactSet Research Systems Inc.	13	3,288
FB Financial Corp.	6	189
FBL Financial Group Inc. - Class A	4	261
Federal Agricultural Mortgage Corp. - Class C	3	223
Federated Investors Inc. - Class B	33	981
FGL Holdings Co.	48	379
Fidelity National Financial Inc.	95	3,467
Fidelity Southern Corp.	7	197
Fifth Third Bancorp	269	6,775
Financial Institutions Inc.	5	133
First American Financial Corp.	38	1,981
First Bancorp Inc.	10	360
First Bancorp Inc.	69	791
First Bancshares Inc.	4	130
First Busey Corp.	16	394
First Citizens BancShares Inc. - Class A	2	904
First Commonwealth Financial Corp.	36	458
First Community Bancshares Inc.	6	183
First Defiance Financial Corp.	7	189

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
First Financial Bancorp	34	828
First Financial Bankshares Inc.	19	1,085
First Financial Corp.	3	141
First Foundation Inc.	12	156
First Hawaiian Inc.	47	1,233
First Horizon National Corp. (b)	108	1,516
First Interstate BancSystem Inc. - Class A	13	512
First Merchants Corp.	19	715
First Mid-Illinois Bancshares Inc.	4	138
First Midwest Bancorp Inc.	37	751
First of Long Island Corp.	9	187
First Republic Bank	56	5,654
FirstCash Inc.	15	1,285
Flagstar Bancorp Inc.	12	389
Flushing Financial Corp.	9	193
FNB Corp.	111	1,177
Franklin Financial Network Inc.	5	151
Franklin Resources Inc.	107	3,533
Fulton Financial Corp.	60	922
GAMCO Investors Inc. - Class A	2	48
Genworth Financial Inc. - Class A (a)	175	668
German American Bancorp Inc.	7	214
Glacier Bancorp Inc.	29	1,174
Global Indemnity Ltd. - Class A	2	59
Goldman Sachs Group Inc.	115	22,077
Granite Point Mortgage Trust Inc.	19	347
Great Southern Bancorp Inc.	4	214
Great Western Bancorp Inc.	21	665
Green Dot Corp. - Class A (a)	16	997
Greenhill & Co. Inc.	6	132
Greenlight Capital Re Ltd. - Class A (a) (b)	10	103
Hancock Whitney Co.	30	1,218
Hanmi Financial Corp.	12	265
Hanover Insurance Group Inc.	15	1,657
HarborOne Bancorp Inc. (a)	4	66
Hartford Financial Services Group Inc.	124	6,158
HCI Group Inc. (b)	2	94
Heartland Financial USA Inc.	11	470
Heritage Commerce Corp.	14	168
Heritage Financial Corp. (b)	13	387
Heritage Insurance Holdings Inc.	10	139
Hilltop Holdings Inc.	25	465
Home Bancshares Inc.	55	962
HomeStreet Inc. (a)	9	224
HomeTrust Bancshares Inc.	6	156
Hope Bancorp Inc.	44	572
Horace Mann Educators Corp.	14	499
Horizon Bancorp Inc.	12	196
Houlihan Lokey Inc. - Class A	12	571
Huntington Bancshares Inc.	365	4,634
IberiaBank Corp.	19	1,375
Independence Holding Co.	2	63
Independent Bank Corp.	9	185
Independent Bank Corp.	10	797
Independent Bank Group Inc.	12	595
Interactive Brokers Group Inc.	24	1,265
Intercontinental Exchange Inc.	196	14,953
International Bancshares Corp.	19	719
INTL FCStone Inc. (a)	5	206
Invesco Ltd.	142	2,745
Investors Bancorp Inc.	86	1,015
James River Group Holdings Ltd.	11	437
Janus Henderson Group Plc	65	1,626
Jefferies Financial Group Inc.	101	1,892
JPMorgan Chase & Co.	1,144	115,815
Kearny Financial Corp.	32	406
Kemper Corp.	19	1,437
KeyCorp	356	5,611
Kinsale Capital Group Inc.	6	429
KKR & Co. Inc.	164	3,861
Ladder Capital Corp. - Class A	24	416
Ladenburg Thalmann Financial Services Inc.	35	100
Lakeland Bancorp Inc.	15	228
Lakeland Financial Corp.	8	369
LegacyTexas Financial Group Inc.	16	611

	Shares/Par[1]	Value ($)
Legg Mason Inc.	29	789
LendingClub Corp. (a)	100	309
LendingTree Inc. (a) (b)	3	1,020
Lincoln National Corp.	74	4,315
Live Oak Bancshares Inc.	10	143
Loews Corp.	91	4,362
LPL Financial Holdings Inc.	30	2,099
Luther Burbank Corp.	6	59
M&T Bank Corp.	46	7,193
Maiden Holdings Ltd.	26	19
Markel Corp. (a)	5	4,756
MarketAxess Holdings Inc.	13	3,213
Marsh & McLennan Cos. Inc.	174	16,310
MBIA Inc. (a)	28	264
Mercantile Bank Corp.	5	177
Merchants Bancorp Inc.	3	64
Mercury General Corp.	9	459
Meridian Bancorp Inc.	16	259
Meta Financial Group Inc.	9	171
MetLife Inc.	289	12,311
MFA Financial Inc.	154	1,123
MGIC Investment Corp. (a)	123	1,628
Midland States Bancorp Inc.	8	182
Moelis & Co. - Class A	15	637
Moody’s Corp.	59	10,768
Morgan Stanley	443	18,706
Morningstar Inc.	6	810
Mr. Cooper Group Inc. (a)	26	251
MSCI Inc.	30	5,980
NASDAQ Inc.	40	3,463
National Bank Holdings Corp. - Class A	9	300
National Commerce Corp. (a)	5	193
National General Holdings Corp.	21	508
National Western Life Group Inc. - Class A	1	208
Navient Corp.	85	983
Navigators Group Inc.	8	556
NBT Bancorp Inc.	15	523
Nelnet Inc. - Class A	8	418
New York Community Bancorp Inc.	171	1,982
Nicolet Bankshares Inc. (a)	3	187
NMI Holdings Inc. - Class A (a)	21	534
Northern Trust Corp.	72	6,550
Northfield Bancorp Inc.	16	229
Northwest Bancshares Inc.	34	572
OceanFirst Financial Corp.	14	327
Ocwen Financial Corp. (a) (b)	36	66
OFG Bancorp	14	282
Old Line Bancshares Inc.	4	109
Old National Bancorp	55	895
Old Republic International Corp.	99	2,062
On Deck Capital Inc. (a)	11	61
OneMain Holdings Inc.	29	906
Opus Bank	11	216
Origin Bancorp Inc. (b)	6	205
Oritani Financial Corp.	16	260
Pacific Premier Bancorp Inc.	17	442
PacWest Bancorp	42	1,576
Park National Corp.	5	449
Peapack Gladstone Financial Corp.	5	141
Peoples Bancorp Inc.	6	185
People’s United Financial Inc.	132	2,168
People’s Utah Bancorp	6	152
Pinnacle Financial Partners Inc.	25	1,376
Piper Jaffray Cos.	5	384
PJT Partners Inc. - Class A	7	277
PNC Financial Services Group Inc.	159	19,448
Popular Inc.	34	1,756
PRA Group Inc. (a)	16	417
Preferred Bank	5	228
Primerica Inc.	15	1,797
Principal Financial Group Inc.	97	4,867
ProAssurance Corp.	19	663
Progressive Corp.	201	14,494
Prosperity Bancshares Inc.	23	1,586
Protective Insurance Corp. - Class B	2	36

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Provident Financial Services Inc.	22	568
Prudential Financial Inc.	142	13,058
Pzena Investment Management Inc. - Class A	4	34
QCR Holdings Inc.	5	164
Radian Group Inc.	74	1,537
Raymond James Financial Inc.	44	3,566
Regions Financial Corp.	358	5,066
Reinsurance Group of America Inc.	21	3,024
RenaissanceRe Holdings Ltd.	14	2,022
Renasant Corp.	18	595
Republic Bancorp Inc. - Class A	4	167
Republic First Bancorp Inc. (a)	19	98
RLI Corp.	13	950
S&P Global Inc.	86	18,150
S&T Bancorp Inc.	13	504
Safety Insurance Group Inc.	5	432
Sandy Spring Bancorp Inc.	12	364
Seacoast Banking Corp. of Florida (a)	16	433
SEI Investments Co.	45	2,333
Selective Insurance Group Inc.	20	1,277
ServisFirst Bancshares Inc.	16	529
Signature Bank	19	2,467
Simmons First National Corp. - Class A	30	725
SLM Corp.	148	1,471
South State Corp.	12	849
Southside Bancshares Inc. (b)	9	307
State Auto Financial Corp.	6	205
State Street Corp.	131	8,608
Sterling Bancorp Inc.	6	65
Sterling Bancorp Inc.	74	1,378
Stewart Information Services Corp.	8	334
Stifel Financial Corp.	24	1,280
Stock Yards Bancorp Inc.	7	246
SunTrust Banks Inc.	155	9,175
SVB Financial Group (a)	18	4,073
Synchrony Financial	222	7,078
Synovus Financial Corp.	58	1,987
T. Rowe Price Group Inc.	82	8,249
TCF Financial Corp.	55	1,135
TD Ameritrade Holding Corp.	97	4,839
Texas Capital Bancshares Inc. (a)	17	931
TFS Financial Corp. (b)	18	292
Third Point Reinsurance Ltd. (a)	25	257
Tompkins Financial Corp.	4	338
Torchmark Corp.	36	2,969
Towne Bank	23	567
TPG RE Finance Trust Inc.	12	229
Travelers Cos. Inc.	91	12,501
Trico Bancshares	10	379
Tristate Capital Holdings Inc. (a)	8	167
Triumph Bancorp Inc. (a) (b)	8	240
Trupanion Inc. (a) (b)	9	287
TrustCo Bank Corp.	36	280
Trustmark Corp.	23	757
Two Harbors Investment Corp.	88	1,188
U.S. Bancorp	528	25,420
UMB Financial Corp.	16	1,023
Umpqua Holdings Corp.	75	1,245
Union Bankshares Corp.	25	818
United Bankshares Inc.	36	1,297
United Community Banks Inc.	26	651
United Community Financial Corp.	17	161
United Financial Bancorp Inc.	18	253
United Fire Group Inc.	7	302
United Insurance Holdings Corp.	10	158
Universal Insurance Holdings Inc.	11	335
Univest Financial Corp.	10	254
Unum Group	75	2,534
Valley National Bancorp	111	1,060
Veritex Holdings Inc.	15	365
Virtu Financial Inc. - Class A	17	400

	Shares/Par[1]	Value ($)
Virtus Investment Partners Inc.	3	252
Voya Financial Inc.	53	2,668
Waddell & Reed Financial Inc. - Class A (b)	29	503
Walker & Dunlop Inc.	10	521
Washington Federal Inc.	28	810
Washington Trust Bancorp Inc.	6	267
Waterstone Financial Inc.	9	143
Webster Financial Corp.	32	1,601
Wells Fargo & Co.	1,538	74,326
WesBanco Inc.	18	726
Westamerica Bancorp (b)	9	569
Western Alliance Bancorp (a)	34	1,412
Westwood Holdings Group Inc.	3	106
White Mountains Insurance Group Ltd.	1	1,033
Willis Towers Watson Plc	45	7,864
Wintrust Financial Corp.	19	1,312
WisdomTree Investments Inc. (b)	45	321
World Acceptance Corp. (a)	3	295
WR Berkley Corp.	34	2,858
WSFS Financial Corp.	18	690
Zions Bancorp	66	3,000

		1,243,013

Real Estate 1.1%
AGNC Investment Corp.	179	3,224
Apollo Commercial Real Estate Finance Inc.	39	710
Arbor Realty Trust Inc. (b)	23	304
ARMOUR Residential REIT Inc.	19	369
Capstead Mortgage Corp.	32	275
Chimera Investment Corp.	64	1,192
Colony Credit Real Estate Inc. - Class A (b)	28	438
Dynex Capital Inc.	20	123
Invesco Mortgage Capital Inc.	45	706
KKR Real Estate Finance Trust Inc.	7	137
New Residential Investment Corp. (b)	140	2,375
New York Mortgage Trust Inc. (b)	49	296
Pennymac Mortgage Investment Trust	24	507
Ready Capital Corp.	5	72
Redwood Trust Inc.	34	550
Starwood Property Trust Inc.	96	2,136
Western Asset Mortgage Capital Corp.	15	156

		13,570

Total Common Stocks (cost $1,096,439)		1,256,583

RIGHTS 0.0%
First Eagle Holdings Inc. (a) (d)	5	1

Total Rights (cost $1)		1

SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (e)	3,633	3,633
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (f) (g)	185	184

Total Short Term Investments (cost $3,817)		3,817

Total Investments 100.3% (cost $1,100,257)		1,260,401
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (0.3)%		(3,228)

Total Net Assets 100.0%		1,257,182

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)

Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(f)	All or a portion of the security is pledged or segregated as collateral.
(g)	The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	16,346	126	515	97	170	1,005	17,132	1.4

JNL/Mellon Capital Financial Sector Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Financial Select Sector	23	June 2019	1,888	9	(65)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.9%
Health Care 99.9%
Abbott Laboratories	1,417	113,254
AbbVie Inc.	1,213	97,769
Abeona Therapeutics Inc. (a) (b)	22	160
Abiomed Inc. (a)	35	9,867
Acadia Pharmaceuticals Inc. (a) (b)	93	2,489
Acadia Pharmaceuticals Inc. (a) (b)	71	2,072
Accelerate Diagnostics Inc. (a) (b)	27	557
Acceleron Pharma Inc. (a) (b)	36	1,675
Accuray Inc. (a)	72	346
Achillion Pharmaceuticals Inc. (a)	94	279
Aclaris Therapeutics Inc. (a) (b)	28	170
Acorda Therapeutics Inc. (a)	31	407
Adamas Pharmaceuticals Inc. (a) (b)	15	107
Addus HomeCare Corp. (a)	7	442
Aduro Biotech Inc. (a)	30	120
Aerie Pharmaceuticals Inc. (a) (b)	32	1,527
Agenus Inc. (a) (b)	73	217
Agilent Technologies Inc.	257	20,622
Agios Pharmaceuticals Inc. (a) (b)	42	2,829
Aimmune Therapeutics Inc. (a) (b)	29	657
Akcea Therapeutics Inc. (a) (b)	15	415
Akebia Therapeutics Inc. (a)	64	522
Akorn Inc. (a)	76	267
Alder Biopharmaceuticals Inc. (a) (b)	51	693
Alexion Pharmaceuticals Inc. (a)	180	24,368
Align Technology Inc. (a)	62	17,516
Alkermes Plc (a)	127	4,619
Allakos Inc. (a) (b)	13	527
Allergan Plc	272	39,797
Allscripts Healthcare Solutions Inc. (a)	140	1,332
Alnylam Pharmaceuticals Inc. (a) (b)	73	6,811
AMAG Pharmaceuticals Inc. (a)	26	336
Amedisys Inc. (a)	22	2,721
American Renal Associates Holdings Inc. (a)	12	72
AmerisourceBergen Corp.	127	10,105
Amgen Inc.	514	97,633
Amicus Therapeutics Inc. (a) (b)	151	2,058
AMN Healthcare Services Inc. (a)	38	1,801
Amneal Pharmaceuticals Inc. - Class A (a)	78	1,105
Amphastar Pharmaceuticals Inc. (a)	30	613
AnaptysBio Inc. (a) (b)	15	1,094
AngioDynamics Inc. (a)	32	728
ANI Pharmaceuticals Inc. (a)	8	529
Anika Therapeutics Inc. (a)	11	347
Antares Pharma Inc. (a) (b)	109	331
Anthem Inc.	209	59,861
Apellis Pharmaceuticals Inc. (a)	31	598
Apollo Medical Holdings Inc. (a) (b)	17	314
Aptinyx Inc. (a) (b)	6	23
Arcus Biosciences Inc. (a) (b)	17	208
Arena Pharmaceuticals Inc. (a)	39	1,769
ArQule Inc. (a) (b)	82	395
Array BioPharma Inc. (a) (b)	165	4,029
Arrowhead Pharmaceuticals Inc. (a) (b)	62	1,138
Assembly Biosciences Inc. (a)	16	320
Assertio Therapeutics Inc. (a)	51	257
Atara Biotherapeutics Inc. (a) (b)	26	1,044
Athenex Inc. (a) (b)	27	334
AtriCure Inc. (a)	25	666
Atrion Corp.	1	1,022
Audentes Therapeutics Inc. (a) (b)	29	1,134
Avanos Medical Inc. (a)	38	1,632
AVROBIO Inc. (a)	10	220
AxoGen Inc. (a) (b)	25	532
Baxter International Inc.	409	33,229
Becton Dickinson & Co.	217	54,126
Bellicum Pharmaceuticals Inc. (a) (b)	29	96
BioCryst Pharmaceuticals Inc. (a) (b)	66	538
Biogen Inc. (a)	163	38,489
Biohaven Pharmaceutical Holding Co. Ltd. (a)	16	832
BioMarin Pharmaceutical Inc. (a)	144	12,835

	Shares/Par[1]	Value ($)
Bio-Rad Laboratories Inc. - Class A (a)	17	5,175
Biospecifics Technologies Corp. (a)	5	301
Bio-Techne Corp.	31	6,095
BioTelemetry Inc. (a)	27	1,682
Biotime Inc. (a) (b)	85	112
Bluebird Bio Inc. (a) (b)	44	6,904
Blueprint Medicines Corp. (a)	32	2,535
Boston Scientific Corp. (a)	1,118	42,918
Bristol-Myers Squibb Co.	1,318	62,886
Brookdale Senior Living Inc. (a)	153	1,008
Bruker Corp.	82	3,156
Cambrex Corp. (a)	26	1,027
Cantel Medical Corp.	30	2,032
Capital Senior Living Corp. (a) (b)	19	74
Cara Therapeutics Inc. (a) (b)	25	498
Cardinal Health Inc.	241	11,619
Cardiovascular Systems Inc. (a)	27	1,061
CareDx Inc. (a)	23	736
Castlight Health Inc. - Class B (a)	64	241
Catalent Inc. (a)	117	4,759
Celgene Corp. (a)	564	53,174
Centene Corp. (a)	330	17,544
Cerner Corp. (a)	239	13,682
Cerus Corp. (a)	104	646
Charles River Laboratories International Inc. (a)	39	5,609
Chemed Corp.	13	4,197
ChemoCentryx Inc. (a)	16	216
Cigna Corp.	307	49,435
Clovis Oncology Inc. (a) (b)	42	1,035
Codexis Inc. (a) (b)	38	786
Coherus Biosciences Inc. (a) (b)	34	468
Collegium Pharmaceutical Inc. (a)	17	260
Community Health Systems Inc. (a) (b)	72	268
Computer Programs & Systems Inc. (b)	11	312
Concert Pharmaceuticals Inc. (a)	13	157
Conmed Corp.	20	1,662
Cooper Cos. Inc.	40	11,762
Corcept Therapeutics Inc. (a) (b)	85	993
Corvel Corp. (a)	8	539
Covetrus Inc. (a) (b)	50	1,578
CRISPR Therapeutics AG (a) (b)	15	535
Cross Country Healthcare Inc. (a)	29	204
CryoLife Inc. (a)	26	752
Cutera Inc. (a)	10	174
CVS Health Corp.	1,042	56,183
Cymabay Therapeutics Inc. (a)	47	624
Cytokinetics Inc. (a)	37	298
CytomX Therapeutics Inc. (a)	37	400
Danaher Corp.	508	67,098
DaVita Inc. (a)	108	5,872
Deciphera Pharmaceuticals Inc. (a) (b)	12	285
Denali Therapeutics Inc. (a) (b)	52	1,198
Dentsply Sirona Inc.	180	8,924
Dermira Inc. (a)	27	367
DexCom Inc. (a)	72	8,531
Dicerna Pharmaceuticals Inc. (a)	33	484
Diplomat Pharmacy Inc. (a) (b)	42	247
Dova Pharmaceuticals Inc. (a) (b)	9	79
Dynavax Technologies Corp. (a) (b)	48	354
Eagle Pharmaceuticals Inc. (a) (b)	9	479
Editas Medicine Inc. (a) (b)	29	698
Edwards Lifesciences Corp. (a)	169	32,255
Elanco Animal Health Inc. (a)	220	7,047
Eli Lilly & Co.	721	93,502
Emergent BioSolutions Inc. (a)	35	1,762
Enanta Pharmaceuticals Inc. (a)	12	1,168
Encompass Health Corp.	80	4,649
Endo International Plc (a)	164	1,313
Ensign Group Inc.	39	2,020
Epizyme Inc. (a) (b)	49	611
Esperion Therapeutics Inc. (a) (b)	19	760
Evolent Health Inc. - Class A (a) (b)	47	588
Exact Sciences Corp. (a) (b)	99	8,600
Exelixis Inc. (a)	239	5,697
Fate Therapeutics Inc. (a) (b)	40	701

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
FibroGen Inc. (a)	61	3,308
Five Prime Therapeutics Inc. (a)	28	370
Flexion Therapeutics Inc. (a) (b)	25	313
G1 Therapeutics Inc. (a) (b)	18	294
GenMark Diagnostics Inc. (a) (b)	40	285
Genomic Health Inc. (a)	17	1,187
Geron Corp. (a) (b)	138	229
Gilead Sciences Inc.	1,042	67,757
Glaukos Corp. (a)	25	1,996
Global Blood Therapeutics Inc. (a) (b)	40	2,128
Globus Medical Inc. - Class A (a)	61	2,995
GlycoMimetics Inc. (a) (b)	29	361
Haemonetics Corp. (a)	42	3,684
Halozyme Therapeutics Inc. (a)	104	1,673
HCA Inc.	222	28,894
HealthEquity Inc. (a)	45	3,322
HealthStream Inc.	21	595
Henry Schein Inc. (a)	124	7,444
Heron Therapeutics Inc. (a) (b)	57	1,402
Heska Corp. (a) (b)	6	481
Hill-Rom Holdings Inc.	55	5,808
HMS Holdings Corp. (a)	69	2,036
Hologic Inc. (a)	232	11,248
Homology Medicines Inc. (a) (b)	12	338
Horizon Pharma Plc (a)	136	3,595
Humana Inc.	111	29,508
ICU Medical Inc. (a)	13	3,190
Idexx Laboratories Inc. (a)	69	15,505
Illumina Inc. (a)	119	36,909
Immunogen Inc. (a)	130	351
Immunomedics Inc. (a) (b)	104	1,989
Incyte Corp. (a)	146	12,587
Innoviva Inc. (a)	58	818
Inogen Inc. (a)	15	1,384
Inovalon Holdings Inc. - Class A (a) (b)	55	680
Inovio Pharmaceuticals Inc. (a) (b)	74	276
Insmed Inc. (a)	63	1,825
Inspire Medical Systems Inc. (a)	6	323
Insulet Corp. (a) (b)	47	4,508
Insys Therapeutics Inc. (a) (b)	22	102
Integer Holdings Corp. (a)	23	1,764
Integra LifeSciences Holdings Corp. (a)	59	3,277
Intellia Therapeutics Inc. (a) (b)	19	319
Intercept Pharmaceuticals Inc. (a) (b)	17	1,901
Intersect ENT Inc. (a)	24	760
Intra-Cellular Therapies Inc. (a)	35	424
Intrexon Corp. (a) (b)	64	336
Intuitive Surgical Inc. (a)	92	52,639
Invacare Corp.	25	211
Invitae Corp. (a)	68	1,592
Ionis Pharmaceuticals Inc. (a)	106	8,598
Iovance Biotherapeutics Inc. (a) (b)	82	776
Iqvia Ltd. (a)	129	18,486
iRhythm Technologies Inc. (a)	15	1,089
Ironwood Pharmaceuticals Inc. - Class A (a)	111	1,503
Jazz Pharmaceuticals Plc (a)	49	6,999
Johnson & Johnson	2,162	302,236
Karyopharm Therapeutics Inc. (a) (b)	37	216
Kura Oncology Inc. (a)	20	327
La Jolla Pharmaceutical Co. (a) (b)	17	111
Laboratory Corp. of America Holdings (a)	81	12,402
Lantheus Holdings Inc. (a)	32	785
LeMaitre Vascular Inc.	14	439
Lexicon Pharmaceuticals Inc. (a) (b)	36	202
LHC Group Inc. (a)	23	2,555
Ligand Pharmaceuticals Inc. (a) (b)	17	2,169
LivaNova Plc (a)	39	3,801
Luminex Corp.	33	763
MacroGenics Inc. (a)	39	701
Madrigal Pharmaceuticals Inc. (a) (b)	6	808
Magellan Health Services Inc. (a)	19	1,277
Mallinckrodt Plc (a)	67	1,452
Masimo Corp. (a)	40	5,581
McKesson Corp.	158	18,506
Medicines Co. (a) (b)	60	1,673

	Shares/Par[1]	Value ($)
Medidata Solutions Inc. (a)	48	3,540
MEDNAX Inc. (a)	76	2,058
Medpace Holdings Inc. (a)	22	1,272
Medtronic Plc	1,083	98,659
Merck & Co. Inc.	2,097	174,404
Meridian Bioscience Inc.	33	580
Merit Medical Systems Inc. (a)	45	2,768
Mettler-Toledo International Inc. (a)	20	14,557
Minerva Neurosciences Inc. (a) (b)	27	213
Mirati Therapeutics Inc. (a) (b)	15	1,131
Molina Healthcare Inc. (a)	47	6,701
Momenta Pharmaceuticals Inc. (a)	76	1,103
Mylan NV (a)	417	11,821
MyoKardia Inc. (a) (b)	31	1,638
Myovant Sciences Ltd. (a) (b)	12	283
Myriad Genetics Inc. (a)	60	1,995
Natera Inc. (a)	34	694
National Healthcare Corp.	7	562
National Research Corp. - Class A	8	319
Natus Medical Inc. (a)	27	679
Nektar Therapeutics (a)	139	4,665
Neogen Corp. (a)	42	2,427
NeoGenomics Inc. (a)	72	1,480
Neurocrine Biosciences Inc. (a)	73	6,417
Nevro Corp. (a)	22	1,387
Nextgen Healthcare Inc. (a)	40	673
Novavax Inc. (a) (b)	318	175
Novocure Ltd. (a) (b)	52	2,490
NuVasive Inc. (a)	41	2,336
Omeros Corp. (a) (b)	36	620
Omnicell Inc. (a)	32	2,547
Opko Health Inc. (a) (b)	264	688
OptiNose Inc. (a) (b)	8	82
OraSure Technologies Inc. (a)	50	559
Orthofix Medical Inc. (a)	16	898
Owens & Minor Inc.	49	201
Pacific Biosciences of California Inc. (a)	105	760
Pacira Pharmaceuticals Inc. (a)	32	1,236
Paratek Pharmaceuticals Inc. (a) (b)	21	115
Patterson Cos. Inc.	68	1,485
PDL BioPharma Inc. (a)	114	424
Penumbra Inc. (a)	25	3,663
PerkinElmer Inc.	89	8,596
Perrigo Co. Plc	105	5,037
Pfizer Inc.	4,663	198,032
Phibro Animal Health Corp. - Class A	15	507
Portola Pharmaceuticals Inc. (a) (b)	51	1,781
PRA Health Sciences Inc. (a)	47	5,133
Premier Inc. - Class A (a)	51	1,746
Prestige Consumer Healthcare Inc. (a) (b)	42	1,254
Progenics Pharmaceuticals Inc. (a) (b)	73	339
Prothena Corp. Plc (a) (b)	32	390
Providence Services Corp. (a)	10	649
PTC Therapeutics Inc. (a)	42	1,586
Puma Biotechnology Inc. (a) (b)	24	918
Quest Diagnostics Inc.	110	9,907
Quidel Corp. (a)	27	1,781
R1 RCM Inc. (a)	73	704
Ra Pharmaceuticals Inc. (a)	21	478
Radius Health Inc. (a) (b)	30	603
RadNet Inc. (a)	33	407
Reata Pharmaceuticals Inc. - Class A (a) (b)	15	1,308
Regeneron Pharmaceuticals Inc. (a)	64	26,456
Regenxbio Inc. (a)	25	1,429
Repligen Corp. (a)	30	1,760
ResMed Inc.	115	12,001
Retrophin Inc. (a)	30	669
Revance Therapeutics Inc. (a)	34	535
Rhythm Pharmaceuticals Inc. (a) (b)	13	366
Rigel Pharmaceuticals Inc. (a) (b)	117	300
Rocket Pharmaceuticals Ltd. (a) (b)	19	330
Rockwell Medical Technologies Inc. (a) (b)	47	266
Sage Therapeutics Inc. (a) (b)	38	5,971
Sangamo Therapeutics Inc. (a) (b)	83	796
Sarepta Therapeutics Inc. (a) (b)	54	6,418

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Seattle Genetics Inc. (a)	90	6,610
Select Medical Holdings Corp. (a)	87	1,230
Senseonics Holdings Inc. (a) (b)	60	147
Seres Therapeutics Inc. (a) (b)	16	113
Sientra Inc. (a) (b)	22	192
Solid Biosciences Inc. (a) (b)	14	130
Sorrento Therapeutics Inc. (a) (b)	85	402
Spark Therapeutics Inc. (a) (b)	28	3,137
Spectrum Pharmaceuticals Inc. (a)	77	822
Staar Surgical Co. (a)	27	935
Stemline Therapeutics Inc. (a) (b)	34	436
Steris Plc	68	8,721
Stryker Corp.	271	53,584
Supernus Pharmaceuticals Inc. (a)	42	1,474
Surgery Partners Inc. (a) (b)	11	121
SurModics Inc. (a)	11	472
Syneos Health Inc. - Class A (a)	49	2,551
Tabula Rasa HealthCare Inc. (a) (b)	13	714
Tactile Systems Technology Inc. (a)	12	641
Tandem Diabetes Care Inc. (a)	41	2,616
Teladoc Health Inc. (a) (b)	51	2,840
Teleflex Inc.	37	11,174
Tenet Healthcare Corp. (a)	81	2,350
TG Therapeutics Inc. (a) (b)	51	412
TherapeuticsMD Inc. (a) (b)	166	808
Theravance Biopharma Inc. (a) (b)	36	818
Thermo Fisher Scientific Inc.	325	88,836
Tivity Health Inc. (a)	33	572
TransEnterix Inc. (a) (b)	129	307
Tricida Inc. (a) (b)	13	515
Triple-S Management Corp. - Class B (a)	19	423
Ultragenyx Pharmaceutical Inc. (a) (b)	44	3,071
uniQure NV (a) (b)	19	1,118
United Therapeutics Corp. (a)	35	4,124
UnitedHealth Group Inc.	776	191,881
Universal Health Services Inc. - Class B	68	9,147
US Physical Therapy Inc.	10	1,088
Vanda Pharmaceuticals Inc. (a)	43	784
Varex Imaging Corp. (a)	30	1,032
Varian Medical Systems Inc. (a)	74	10,519

	Shares/Par[1]	Value ($)
Veeva Systems Inc. - Class A (a)	101	12,789
Vericel Corp. (a)	33	571
Vertex Pharmaceuticals Inc. (a)	207	37,990
ViewRay Inc. (a) (b)	40	299
Viking Therapeutics Inc. (a) (b)	51	504
Vocera Communications Inc. (a) (b)	23	736
Voyager Therapeutics Inc. (a)	18	336
Waters Corp. (a)	61	15,291
WaVe Life Sciences Ltd. (a) (b)	15	597
WellCare Health Plans Inc. (a)	40	10,885
West Pharmaceutical Services Inc.	59	6,529
Wright Medical Group NV (a)	95	3,003
Xencor Inc. (a)	40	1,249
Zimmer Biomet Holdings Inc.	165	21,044
ZIOPHARM Oncology Inc. (a) (b)	108	415
Zoetis Inc. - Class A	388	39,061
Zogenix Inc. (a) (b)	34	1,877

Total Common Stocks (cost $2,576,999)		3,268,325

SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	1,851	1,851
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	18,316	18,316
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	370	368

Total Short Term Investments (cost $20,535)		20,535

Total Investments 100.5% (cost $2,597,534)		3,288,860
Other Derivative Instruments 0.0%		37
Other Assets and Liabilities, Net (0.5)%		(16,901)

Total Net Assets 100.0%		3,271,996

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(e)	All or a portion of the security is pledged or segregated as collateral.
(f)	The coupon rate represents the yield to maturity.

JNL/Mellon Capital Healthcare Sector Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Russell 2000 Index	16	June 2019	1,244	3	(9)
S&P 500 E-Mini Index	37	June 2019	5,192	34	58

				37	49

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Information Technology Sector Fund
COMMON STOCKS 99.9%
Communication Services 0.9%
GoDaddy Inc. - Class A (a)	83	6,251
GTT Communications Inc. (a) (b)	16	552
Trade Desk Inc. - Class A (a) (b)	15	3,054
Tucows Inc. (a) (b)	4	354
Twilio Inc. - Class A (a)	46	5,970
VeriSign Inc. (a)	53	9,705

		25,886

Industrials 0.0%
Alarm.com Holdings Inc. (a)	15	974
Information Technology 99.0%
2U Inc. (a) (b)	28	1,970
3D Systems Corp. (a) (b)	55	594
8x8 Inc. (a) (b)	45	913
A10 Networks Inc. (a)	26	188
Acacia Communications Inc. (a)	12	677
Accenture Plc - Class A	310	54,482
ACI Worldwide Inc. (a)	56	1,843
Adobe Inc. (a)	238	63,335
ADTRAN Inc.	23	317
Advanced Energy Industries Inc. (a)	19	941
Advanced Micro Devices Inc. (a)	456	11,645
Akamai Technologies Inc. (a)	80	5,714
Alliance Data Systems Corp.	24	4,194
Alpha & Omega Semiconductor Ltd. (a)	9	107
Ambarella Inc. (a) (b)	16	699
Amkor Technology Inc. (a)	52	447
Amphenol Corp. - Class A	145	13,696
Analog Devices Inc.	180	18,999
Anixter International Inc. (a)	15	864
Ansys Inc. (a)	41	7,534
Apple Inc.	2,306	437,995
Applied Materials Inc.	478	18,973
Applied Optoelectronics Inc. (a) (b)	9	111
Arista Networks Inc. (a)	25	7,966
Arlo Technologies Inc. (a)	38	155
ARRIS International Plc (a)	83	2,624
Arrow Electronics Inc. (a)	42	3,263
Aspen Technology Inc. (a)	34	3,587
Autodesk Inc. (a)	106	16,592
Automatic Data Processing Inc.	212	33,921
Avaya Holdings Corp. (a)	53	896
Avnet Inc.	55	2,397
AVX Corp.	25	426
Axcelis Technologies Inc. (a)	16	316
Badger Meter Inc.	14	785
Belden Inc.	20	1,057
Benchmark Electronics Inc.	23	592
Benefitfocus Inc. (a) (b)	15	757
Black Knight Inc. (a)	69	3,748
Blackbaud Inc.	24	1,876
Blackline Inc. (a)	16	726
Booz Allen Hamilton Holding Corp. - Class A	71	4,149
Bottomline Technologies Inc. (a)	21	1,028
Box Inc. - Class A (a)	65	1,257
Broadcom Inc.	201	60,340
Broadridge Financial Solutions Inc.	56	5,847
Brooks Automation Inc.	34	1,004
Cabot Microelectronics Corp.	14	1,561
CACI International Inc. - Class A (a)	12	2,178
Cadence Design Systems Inc. (a)	136	8,612
CalAmp Corp. (a)	16	196
Carbonite Inc. (a)	15	384
Cardtronics Plc - Class A (a)	22	794
Casa Systems Inc. (a)	14	120
Cass Information Systems Inc.	7	338
CDK Global Inc.	60	3,504
CDW Corp.	74	7,135
Ceridian HCM Holding Inc. (a)	13	680
CEVA Inc. (a)	11	288

	Shares/Par[1]	Value ($)
ChannelAdvisor Corp. (a)	9	116
Ciena Corp. (a)	69	2,587
Cirrus Logic Inc. (a)	30	1,243
Cisco Systems Inc.	2,184	117,904
Cision Ltd. (a)	19	262
Citrix Systems Inc.	67	6,636
Cloudera Inc. (a)	106	1,156
Cognex Corp.	84	4,250
Cognizant Technology Solutions Corp. - Class A	283	20,478
Coherent Inc. (a)	12	1,668
Cohu Inc.	20	291
CommScope Holding Co. Inc. (a)	93	2,023
CommVault Systems Inc. (a)	21	1,363
Comtech Telecommunications Corp.	11	266
Conduent Inc. (a)	87	1,202
Control4 Corp. (a)	12	204
CoreLogic Inc. (a)	39	1,461
Cornerstone OnDemand Inc. (a)	23	1,247
Corning Inc.	387	12,801
Coupa Software Inc. (a)	22	2,009
Cray Inc. (a)	20	515
Cree Inc. (a) (b)	49	2,820
CSG Systems International Inc.	16	687
CTS Corp.	15	447
Cypress Semiconductor Corp.	166	2,482
Daktronics Inc.	18	136
Dell Technologies Inc. - Class C (a)	74	4,351
Diebold Nixdorf Inc. (a)	25	272
Diodes Inc. (a)	19	673
Dolby Laboratories Inc.	31	1,963
DXC Technology Co.	135	8,663
Ebix Inc. (b)	11	527
EchoStar Corp. - Class A (a)	23	856
Electronics for Imaging Inc. (a)	21	578
Ellie Mae Inc. (a) (b)	17	1,656
Endurance International Group Holdings Inc. (a)	29	211
Entegris Inc.	69	2,448
Envestnet Inc. (a)	22	1,437
EPAM Systems Inc. (a)	25	4,148
ePlus Inc. (a)	7	589
Euronet Worldwide Inc. (a)	25	3,525
Everbridge Inc. (a)	13	961
Everi Holdings Inc. (a)	30	311
EVERTEC Inc.	30	833
Exela Technologies Inc. (a)	22	73
ExlService Holdings Inc. (a)	17	997
Extreme Networks (a)	57	429
F5 Networks Inc. (a)	29	4,626
Fabrinet (a)	18	924
Fair Isaac Corp. (a)	14	3,835
FARO Technologies Inc. (a)	8	362
Fidelity National Information Services Inc.	160	18,100
Finisar Corp. (a)	57	1,315
FireEye Inc. (a)	90	1,506
First Data Corp. - Class A (a)	259	6,794
First Solar Inc. (a)	38	2,011
Fiserv Inc. (a)	194	17,093
FitBit Inc. - Class A (a)	98	583
Five9 Inc. (a)	27	1,417
FleetCor Technologies Inc. (a)	43	10,507
Flex Ltd. (a)	258	2,580
FLIR Systems Inc.	67	3,182
Forescout Technologies Inc. (a)	11	465
FormFactor Inc. (a)	36	576
Fortinet Inc. (a)	69	5,835
Gartner Inc. (a)	44	6,623
Global Payments Inc.	76	10,383
Guidewire Software Inc. (a)	39	3,769
Hackett Group Inc.	12	183
Harmonic Inc. (a) (b)	41	224
Hewlett Packard Enterprise Co.	722	11,137
HP Inc.	772	15,001
HubSpot Inc. (a)	18	2,967
Ichor Holdings Ltd. (a) (b)	9	202
II-VI Inc. (a)	29	1,090

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Infinera Corp. (a) (b)	74	321
Inphi Corp. (a) (b)	19	836
Insight Enterprises Inc. (a)	17	946
Instructure Inc. (a) (b)	14	675
Integrated Device Technology Inc. (a)	63	3,070
Intel Corp.	2,217	119,042
InterDigital Inc.	17	1,113
International Business Machines Corp.	442	62,433
Intuit Inc.	120	31,280
IPG Photonics Corp. (a)	18	2,767
Itron Inc. (a)	17	799
j2 Global Inc. (b)	24	2,065
Jabil Inc.	73	1,953
Jack Henry & Associates Inc.	37	5,191
Juniper Networks Inc.	167	4,424
Kemet Corp.	25	424
Keysight Technologies Inc. (a)	90	7,854
Kimball Electronics Inc. (a)	11	174
KLA-Tencor Corp.	81	9,626
Knowles Corp. (a)	44	769
Kulicke & Soffa Industries Inc.	33	724
Lam Research Corp.	75	13,391
Lattice Semiconductor Corp. (a)	53	627
Leidos Holdings Inc.	69	4,441
Limelight Networks Inc. (a)	55	176
Littelfuse Inc.	12	2,217
LivePerson Inc. (a)	29	833
LiveRamp Holdings Inc. (a)	30	1,618
LogMeIn Inc.	25	2,012
Lumentum Holdings Inc. (a) (b)	36	2,030
M/A-COM Technology Solutions Holdings Inc. (a)	22	369
Manhattan Associates Inc. (a)	32	1,755
Mantech International Corp. - Class A	13	691
Marvell Technology Group Ltd.	300	5,970
Mastercard Inc. - Class A	446	105,097
Maxim Integrated Products Inc.	136	7,249
MAXIMUS Inc.	31	2,209
MaxLinear Inc. - Class A (a)	32	806
Mellanox Technologies Ltd. (a)	22	2,580
Mesa Laboratories Inc.	2	387
Methode Electronics Inc.	18	515
Microchip Technology Inc. (b)	114	9,427
Micron Technology Inc. (a)	555	22,950
Microsoft Corp.	3,543	417,921
MicroStrategy Inc. - Class A (a)	5	659
Mimecast Ltd. (a)	20	955
MKS Instruments Inc.	27	2,469
MobileIron Inc. (a)	24	132
Model N Inc. (a)	11	190
MoneyGram International Inc. (a)	13	26
Monolithic Power Systems Inc.	19	2,637
Monotype Imaging Holdings Inc.	17	336
Motorola Solutions Inc.	79	11,028
MTS Systems Corp.	9	471
Nanometrics Inc. (a)	10	310
National Instruments Corp.	61	2,699
NCR Corp. (a)	57	1,558
Net 1 UEPS Technologies Inc. (a)	21	77
NetApp Inc.	122	8,481
NetGear Inc. (a)	15	510
NetScout Systems Inc. (a)	39	1,095
New Relic Inc. (a)	21	2,026
NIC Inc.	32	551
nLIGHT Inc. (a) (b)	10	229
Novanta Inc. (a)	16	1,351
Nuance Communications Inc. (a)	139	2,352
Nutanix Inc. - Class A (a) (b)	64	2,418
NVE Corp.	2	230
Nvidia Corp.	281	50,466
ON Semiconductor Corp. (a)	207	4,249
OneSpan Inc. (a)	15	282
Oracle Corp.	1,291	69,334
OSI Systems Inc. (a)	8	729
Palo Alto Networks Inc. (a)	47	11,305
Park Electrochemical Corp. (b)	9	146

	Shares/Par[1]	Value ($)
Paychex Inc.	158	12,665
Paycom Software Inc. (a)	24	4,566
Paylocity Holding Corp. (a)	15	1,368
PayPal Holdings Inc. (a)	543	56,356
PC Connection Inc.	6	214
PDF Solutions Inc. (a) (b)	9	112
Pegasystems Inc.	19	1,238
Perficient Inc. (a)	17	462
Perspecta Inc.	72	1,461
Photronics Inc. (a)	34	321
Plantronics Inc.	16	754
Plexus Corp. (a)	16	951
Power Integrations Inc.	14	996
Presidio Inc.	18	266
Progress Software Corp.	20	870
Proofpoint Inc. (a)	26	3,172
PROS Holdings Inc. (a) (b)	16	672
PTC Inc. (a)	54	5,002
Pure Storage Inc. - Class A (a)	87	1,897
Q2 Holdings Inc. (a)	18	1,222
QAD Inc. - Class A	3	146
Qorvo Inc. (a)	61	4,368
QUALCOMM Inc.	591	33,710
Qualys Inc. (a)	16	1,328
Quantenna Communications Inc. (a)	8	206
Rambus Inc. (a)	52	543
Rapid7 Inc. (a)	15	746
RealPage Inc. (a)	36	2,205
Red Hat Inc. (a)	86	15,792
Ribbon Communications Inc. (a)	25	130
RingCentral Inc. - Class A (a)	33	3,542
Rogers Corp. (a)	9	1,415
Rudolph Technologies Inc. (a)	15	353
Sabre Corp.	133	2,852
SailPoint Technologies Holdings Inc. (a)	37	1,069
Salesforce.com Inc. (a)	372	58,989
Sanmina Corp. (a)	33	950
ScanSource Inc. (a)	12	445
Science Applications International Corp.	26	2,024
Seagate Technology	132	6,335
Semtech Corp. (a)	32	1,633
ServiceNow Inc. (a)	88	21,569
Silicon Laboratories Inc. (a)	21	1,697
Skyworks Solutions Inc.	88	7,231
SMART Global Holdings Inc. (a)	2	31
SolarEdge Technologies Inc. (a) (b)	18	664
Splunk Inc. (a)	72	9,013
SPS Commerce Inc. (a)	8	897
Square Inc. - Class A (a)	148	11,108
SS&C Technologies Holdings Inc.	108	6,889
SunPower Corp. (a) (b)	31	200
Sykes Enterprises Inc. (a)	20	557
Symantec Corp.	306	7,034
Synaptics Inc. (a)	17	681
SYNNEX Corp.	21	2,008
Synopsys Inc. (a)	71	8,220
Tableau Software Inc. - Class A (a)	34	4,321
TE Connectivity Ltd.	166	13,440
Tech Data Corp. (a)	18	1,806
Teradata Corp. (a)	58	2,518
Teradyne Inc.	90	3,599
Texas Instruments Inc.	468	49,629
TiVo Corp.	60	559
Total System Services Inc.	79	7,496
Travelport Worldwide Ltd.	61	961
Trimble Inc. (a)	121	4,895
TTEC Holdings Inc.	8	275
TTM Technologies Inc. (a)	45	530
Tyler Technologies Inc. (a)	18	3,651
Ubiquiti Networks Inc.	11	1,610
Ultimate Software Group Inc. (a)	14	4,742
Ultra Clean Holdings Inc. (a) (b)	19	195
Unisys Corp. (a) (b)	25	289
Universal Display Corp. (b)	21	3,138
Upland Software Inc. (a)	7	290

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Varonis Systems Inc. (a)	14	843
Veeco Instruments Inc. (a)	24	257
Verint Systems Inc. (a)	31	1,856
Versum Materials Inc.	53	2,654
ViaSat Inc. (a) (b)	27	2,123
Viavi Solutions Inc. (a)	110	1,359
Virtusa Corp. (a)	14	731
Visa Inc. - Class A	855	133,492
Vishay Intertechnology Inc.	64	1,182
VMware Inc. - Class A	41	7,336
Western Digital Corp.	143	6,871
Western Union Co.	222	4,092
WEX Inc. (a)	21	4,009
Workday Inc. - Class A (a)	73	14,068
Workiva Inc. - Class A (a)	12	618
Worldpay Inc. - Class A (a)	147	16,713
Xerox Corp.	111	3,557
Xilinx Inc.	124	15,728
Xperi Corp.	24	557
Yext Inc. (a)	21	470
Zebra Technologies Corp. - Class A (a)	26	5,453
Zendesk Inc. (a)	51	4,363
Zscaler Inc. (a) (b)	23	1,641

		2,868,502

Total Common Stocks (cost $1,890,205)		2,895,362

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	1,609	1,609
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	6,330	6,330
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	290	289

Total Short Term Investments (cost $8,228)		8,228

Total Investments 100.2% (cost $1,898,433)		2,903,590
Other Derivative Instruments 0.0%		41
Other Assets and Liabilities, Net (0.2)%		(5,512)

Total Net Assets 100.0%		2,898,119

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(e)	All or a portion of the security is pledged or segregated as collateral.
(f)	The coupon rate represents the yield to maturity.

JNL/Mellon Capital Information Technology Sector Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Technology Select Sector	59	June 2019	4,302	41	95

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.7%
Communication Services 7.6%
ATN International Inc.	50	2,823
BT Group Plc	12,692	36,864
Interpublic Group of Cos. Inc.	1,106	23,246
Iridium Communications Inc. (a)	349	9,231
Marcus Corp.	63	2,510
MSG Networks Inc. - Class A (a)	192	4,176
New York Times Co. - Class A	515	16,909
Shenandoah Telecommunications Co.	155	6,894
Verizon Communications Inc.	1,702	100,626
Vodafone Group Plc	19,064	34,732

		238,011

Consumer Discretionary 15.8%
Autoliv Inc.	326	23,949
BJ’s Restaurants Inc.	67	3,157
Callaway Golf Co.	296	4,721
Carnival Plc	462	23,442
Deckers Outdoor Corp. (a)	91	13,423
Denny’s Corp. (a)	196	3,601
Dine Brands Global Inc.	56	5,070
Dollar General Corp.	528	62,955
Dorman Products Inc. (a)	104	9,128
DSW Inc. - Class A	228	5,060
Duluth Holdings Inc. - Class B (a)	92	2,184
Eldorado Resorts Inc. (a)	243	11,331
Fox Factory Holding Corp. (a)	120	8,381
Gap Inc.	911	23,847
Gentherm Inc. (a)	109	4,033
H&R Block Inc.	898	21,509
Helen of Troy Ltd. (a)	83	9,600
K12 Inc. (a)	126	4,302
Kohl’s Corp.	345	23,699
Malibu Boats Inc. - Class A (a)	65	2,585
Marks & Spencer Group Plc	11,925	43,216
Monro Inc.	103	8,950
RH (a)	67	6,849
Sands China Ltd.	8,976	45,234
Tapestry Inc.	675	21,932
Target Corp.	345	27,709
TJX Cos. Inc.	1,264	67,278
Wingstop Inc.	93	7,032

		494,177

Consumer Staples 14.8%
Boston Beer Co. Inc. - Class A (a)	27	7,950
British American Tobacco Plc	1,168	48,619
Bunge Ltd.	417	22,114
Chefs’ Warehouse Inc. (a)	94	2,918
Coca-Cola Co.	2,011	94,244
ConAgra Brands Inc.	1,047	29,039
Hormel Foods Corp.	1,382	61,848
Inter Parfums Inc.	98	7,455
JM Smucker Co.	239	27,811
Kellogg Co.	399	22,910
Kimberly-Clark Corp.	205	25,343
Procter & Gamble Co.	620	64,543
Simply Good Foods Co. (a)	257	5,287
Spectrum Brands Holdings Inc.	490	26,831
USANA Health Sciences Inc. (a)	75	6,306
WD-40 Co.	43	7,354
Weis Markets Inc.	84	3,442

		464,014

Energy 15.1%
Apache Corp.	810	28,080
BP Plc	5,793	42,121
Canadian Natural Resources Ltd.	885	24,348
Chevron Corp.	518	63,801
China Petroleum & Chemical Corp. - Class H	53,314	42,120
ConocoPhillips Co.	900	60,087
Exxon Mobil Corp.	1,346	108,728
Geopark Ltd. (a)	190	3,285
Murphy Oil Corp.	903	26,471

	Shares/Par[1]	Value ($)
PBF Energy Inc. - Class A	675	21,005
Penn Virginia Corp. (a)	47	2,084
Phillips 66	253	24,041
Suncor Energy Inc.	782	25,374

		471,545

Financials 7.6%
Appfolio Inc. - Class A (a)	51	4,011
Argo Group International Holdings Ltd.	106	7,509
Bank of China Ltd. - Class H	88,855	40,366
Blucora Inc. (a)	150	5,021
China Construction Bank Corp. - Class H	46,898	40,287
Enova International Inc. (a)	107	2,453
Fidelity Southern Corp.	86	2,345
First Bancorp Inc.	681	7,807
HSBC Holdings Plc (b)	4,665	37,979
JPMorgan Chase & Co.	572	57,934
Kinsale Capital Group Inc.	67	4,564
Ladder Capital Corp. - Class A	326	5,547
Navigators Group Inc.	93	6,524
United Fire Group Inc.	79	3,436
Universal Insurance Holdings Inc.	110	3,396
Virtu Financial Inc. - Class A	333	7,905

		237,084

Health Care 16.3%
Atrion Corp.	6	5,105
Bristol-Myers Squibb Co.	489	23,339
Cardiovascular Systems Inc. (a)	109	4,207
Centene Corp. (a)	1,011	53,682
Conmed Corp.	88	7,337
Emergent BioSolutions Inc. (a)	161	8,115
Enanta Pharmaceuticals Inc. (a)	61	5,857
Ensign Group Inc.	164	8,398
HCA Inc.	465	60,642
HealthEquity Inc. (a)	196	14,473
Heska Corp. (a)	24	2,026
HMS Holdings Corp. (a)	263	7,791
Innoviva Inc. (a)	317	4,445
Integer Holdings Corp. (a)	102	7,709
Iqvia Ltd. (a)	500	71,907
LHC Group Inc. (a)	99	10,948
Medpace Holdings Inc. (a)	112	6,584
Merck & Co. Inc.	756	62,840
NeoGenomics Inc. (a)	293	5,996
Nextgen Healthcare Inc. (a)	203	3,413
Omnicell Inc. (a)	124	10,045
Pfizer Inc.	2,231	94,730
Premier Inc. - Class A (a)	200	6,893
Regenxbio Inc. (a)	112	6,441
Repligen Corp. (a)	138	8,125
Tactile Systems Technology Inc. (a)	58	3,054
US Physical Therapy Inc.	40	4,178

		508,280

Industrials 6.1%
Aerovironment Inc. (a)	75	5,133
Alarm.com Holdings Inc. (a)	151	9,769
Ameresco Inc. - Class A (a)	88	1,419
Axon Enterprise Inc. (a)	184	10,034
Casella Waste Systems Inc. - Class A (a)	132	4,676
CBIZ Inc. (a)	174	3,522
Eaton Corp. Plc	334	26,913
Exponent Inc.	163	9,414
FTI Consulting Inc. (a)	120	9,247
ICF International Inc.	59	4,496
MSA Safety Inc.	121	12,472
NV5 Holdings Inc. (a)	39	2,323
Seaspan Corp.	430	3,745
Spirit Airlines Inc. (a)	216	11,428
Sunrun Inc. (a)	351	4,931
TPI Composites Inc. (a)	108	3,097
Trex Co. Inc. (a)	185	11,410
United Continental Holdings Inc. (a)	696	55,550

		189,579

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Information Technology 8.9%
Bottomline Technologies Inc. (a)	135	6,768
Cardtronics Plc - Class A (a)	145	5,144
Cisco Systems Inc.	2,231	120,444
CyberArk Software Ltd. (a)	113	13,462
Fabrinet (a)	116	6,048
Globant SA (a)	113	8,090
International Business Machines Corp.	490	69,175
Novanta Inc. (a)	109	9,274
Paylocity Holding Corp. (a)	167	14,864
Qualys Inc. (a)	123	10,217
Semtech Corp. (a)	206	10,506
SPS Commerce Inc. (a)	55	5,875

		279,867

Materials 2.9%
Nutrien Ltd.	487	25,682
Olin Corp.	1,072	24,817
Packaging Corp. of America	266	26,456
Quaker Chemical Corp.	42	8,376
SSR Mining Inc. (a)	377	4,774

		90,105

Real Estate 0.3%
Arbor Realty Trust Inc.	266	3,451
NorthStar Realty Europe Corp.	156	2,712
Pennymac Mortgage Investment Trust	191	3,958

		10,121

Utilities 4.3%
Connecticut Water Services Inc.	38	2,594

	Shares/Par[1]	Value ($)
Exelon Corp.	1,286	64,485
FirstEnergy Corp.	1,544	64,228
Middlesex Water Co.	51	2,879

		134,186

Total Common Stocks (cost $2,882,859)		3,116,969

SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	4,822	4,822
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	17,904	17,904
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	720	717

Total Short Term Investments (cost $23,443)		23,443

Total Investments 100.5% (cost $2,906,302)		3,140,412
Other Derivative Instruments 0.0%		47
Other Assets and Liabilities, Net (0.5)%		(14,914)

Total Net Assets 100.0%		3,125,545

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(e)	All or a portion of the security is pledged or segregated as collateral.
(f)	The coupon rate represents the yield to maturity.

JNL/Mellon Capital JNL 5 Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Russell 2000 Index	46	June 2019		3,573	10	(23)
FTSE 100 Index	17	June 2019	GBP	1,196	11	40
S&P 500 E-Mini Index	51	June 2019		7,133	45	103

					66	120

Forward Foreign Currency Contracts

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	RBC	06/19/19	GBP	1,357	1,772	(19)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI World Index Fund
COMMON STOCKS 98.6%
Argentina 0.1%
MercadoLibre Inc. (a)	—	191
Australia 2.5%
AGL Energy Ltd.	6	86
Alumina Ltd.	22	38
Amcor Ltd.	10	107
AMP Ltd.	26	39
APA Group	10	71
Aristocrat Leisure Ltd.	5	85
ASX Ltd.	2	77
Aurizon Holdings Ltd.	16	50
AusNet Services	17	21
Australia & New Zealand Banking Group Ltd.	25	454
Bank of Queensland Ltd.	4	23
Bendigo and Adelaide Bank Ltd.	4	30
BHP Group Plc	18	431
BHP Group Plc	25	695
BlueScope Steel Ltd.	5	46
Boral Ltd.	11	35
Brambles Ltd.	13	113
Caltex Australia Ltd.	2	44
Challenger Financial Services Group Ltd.	5	27
CIMIC Group Ltd.	1	30
Coca-Cola Amatil Ltd.	4	27
Cochlear Ltd.	1	64
Coles Group Ltd. (a)	9	79
Commonwealth Bank of Australia (b)	15	766
Computershare Ltd.	4	45
Crown Resorts Ltd.	4	29
CSL Ltd.	4	544
Dexus	9	82
Domino’s Pizza Enterprises Ltd.	1	18
Flight Centre Ltd.	1	15
Fortescue Metals Group Ltd.	14	70
Goodman Group	14	136
GPT Group	16	72
Harvey Norman Holdings Ltd. (b)	5	15
Incitec Pivot Ltd.	15	34
Insurance Australia Group Ltd.	20	108
LendLease Corp. Ltd.	5	44
Macquarie Group Ltd.	3	254
Medibank Private Ltd.	25	49
Mirvac Group	33	65
National Australia Bank Ltd. (b)	24	425
Newcrest Mining Ltd.	7	119
Oil Search Ltd.	12	68
Orica Ltd.	3	42
Origin Energy Ltd.	15	76
QBE Insurance Group Ltd.	12	102
Ramsay Health Care Ltd.	1	58
REA Group Ltd.	—	26
Rio Tinto Ltd.	3	225
Santos Ltd.	15	72
Scentre Group	46	134
Seek Ltd.	3	37
Sonic Health Care Ltd.	4	63
South32 Ltd.	45	118
Stockland	22	59
Suncorp Group Ltd.	11	109
Sydney Airport	10	52
Tabcorp Holdings Ltd.	16	52
Telstra Corp. Ltd.	34	81
TPG Telecom Ltd.	3	17
Transurban Group	22	210
Treasury Wine Estates Ltd.	6	66
Vicinity Centres	26	48
Washington H Soul Pattinson & Co. Ltd.	1	13
Wesfarmers Ltd. (b)	10	243
Westpac Banking Corp.	30	546
Woodside Petroleum Ltd.	8	201
Woolworths Group Ltd.	11	248

	Shares/Par[1]	Value ($)
WorleyParsons Ltd.	3	31

		8,559

Austria 0.1%
Andritz AG	1	28
Erste Group Bank AG	3	95
OMV AG	1	72
Raiffeisen International Bank Holding AG	1	30
Verbund AG (b)	1	31
Voestalpine AG	1	31

		287

Belgium 0.3%
AGEAS	1	72
Anheuser-Busch InBev NV	7	554
Belgacom SA	1	39
Colruyt SA	1	39
Groupe Bruxelles Lambert SA	1	70
KBC Groep NV	2	147
Solvay SA	1	66
Telenet Group Holding NV	—	23
UCB SA	1	90
Umicore SA	2	76

		1,176

Bermuda 0.0%
Arch Capital Group Ltd. (a)	4	114
RenaissanceRe Holdings Ltd.	—	53

		167

Canada 3.4%
Agnico-Eagle Mines Ltd.	2	83
Alimentation Couche-Tard Inc.	4	224
AltaGas Ltd. (b)	2	28
ARC Resources Ltd. (b)	3	22
Atco Ltd. - Class I	1	24
Aurora Cannabis Inc. (a) (b)	6	52
Bank of Montreal	5	412
Bank of Nova Scotia	11	565
Barrick Gold Corp.	15	208
BCE Inc.	1	53
Blackberry Ltd. (a)	5	46
Bombardier Inc. - Class B (a)	18	34
Brookfield Asset Management Inc. - Class A	7	340
CAE Inc.	2	53
Cameco Corp.	4	42
Canadian Imperial Bank of Commerce	4	301
Canadian National Railway Co.	6	562
Canadian Natural Resources Ltd.	10	289
Canadian Pacific Railway Ltd.	1	247
Canadian Tire Corp. Ltd. - Class A	1	54
Canadian Utilities Ltd. - Class A	1	33
Canopy Growth Corp. (a) (b)	2	82
CCL Industries Inc. - Class B	1	53
Cenovus Energy Inc.	9	75
CGI Inc. (a)	2	144
CI Financial Corp. (b)	2	33
Constellation Software Inc.	—	170
Cronos Group Inc. (a)	2	29
Dollarama Inc.	3	72
Emera Inc.	1	19
Empire Co. Ltd. - Class A	2	35
Enbridge Inc.	17	634
EnCana Corp.	12	87
Fairfax Financial Holdings Ltd.	—	93
Finning International Inc.	2	27
First Capital Realty Inc.	2	24
First Quantum Minerals Ltd.	6	64
Fortis Inc.	4	133
Franco-Nevada Corp.	2	120
George Weston Ltd.	1	44
Gildan Activewear Inc.	2	61
Goldcorp Inc.	7	84
Great-West Lifeco Inc.	2	58
H&R REIT	1	23
Husky Energy Inc. (a)	3	31
Hydro One Ltd. (c)	3	42

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
IGM Financial Inc. (b)	1	21
Imperial Oil Ltd.	3	68
Industrial Alliance Insurance and Financial Services Inc.	1	37
Intact Financial Corp.	1	102
Inter Pipeline Ltd.	3	56
Keyera Corp.	2	40
Kinross Gold Corp. (a)	11	39
Loblaw Cos. Ltd.	2	79
Lululemon Athletica Inc. (a)	1	141
Lundin Mining Corp.	5	22
Magna International Inc.	3	136
Manulife Financial Corp.	17	293
Methanex Corp.	1	34
Metro Inc.	2	76
National Bank of Canada (b)	3	131
Nutrien Ltd. (b)	5	283
Onex Corp.	1	40
Open Text Corp.	2	85
Pembina Pipeline Corp. (b)	4	154
Power Corp. of Canada	3	65
Power Finance Corp. Ltd.	2	51
PrairieSky Royalty Ltd. (b)	2	26
Restaurant Brands International Inc.	2	130
RioCan REIT	2	30
Rogers Communications Inc. - Class B	3	167
Royal Bank of Canada	12	936
Saputo Inc.	2	65
Seven Generations Energy Ltd. (a)	2	16
Shaw Communications Inc. - Class B	4	79
Shopify Inc. - Class A (a)	1	165
SmartCentres REIT	1	16
SNC-Lavalin Group Inc.	1	36
Stars Group Inc. (a)	2	30
Sun Life Financial Inc.	5	200
Suncor Energy Inc.	14	451
Teck Resources Ltd. - Class B	5	104
TELUS Corp.	2	63
Thomson Reuters Corp.	2	103
Toronto-Dominion Bank	16	858
Tourmaline Oil Corp.	2	32
TransCanada Corp. (b)	8	355
Turquoise Hill Resources Ltd. (a)	9	15
Vermilion Energy Inc. (b)	1	35
West Fraser Timber Co. Ltd.	1	24
Wheaton Precious Metals Corp.	4	86
WSP Canada Inc.	1	49

		11,933

China 0.0%
BeiGene Ltd. - ADR (a) (b)	—	41
Denmark 0.6%
A P Moller - Maersk A/S - Class A	—	41
A P Moller - Maersk A/S - Class B	—	67
Carlsberg A/S - Class B	1	114
Chr Hansen Holding A/S	1	82
Coloplast A/S - Class B	1	111
Danske Bank A/S	6	105
DSV A/S	2	135
Genmab A/S (a)	1	91
H Lundbeck A/S	1	27
ISS A/S	2	46
Novo Nordisk A/S - Class B	16	823
Novozymes A/S - Class B	2	88
Orsted A/S	2	125
Pandora A/S	1	45
Tryg A/S	1	28
Vestas Wind Systems A/S	2	136
William Demant Holding A/S (a)	1	25

		2,089

Finland 0.3%
Elisa Oyj	1	58
Fortum Oyj	4	75
Kone Oyj - Class B	3	147
Metso Oyj	1	27

	Shares/Par[1]	Value ($)
Neste Oil Oyj	1	113
Nokia Oyj	48	272
Nokian Renkaat Oyj	1	35
Orion Oyj - Class B	1	35
Sampo Oyj - Class A	4	172
Stora Enso Oyj - Class R	5	56
UPM-Kymmene Oyj	5	135
Wartsila Oyj	4	57

		1,182

France 3.5%
Accor SA	2	67
Aeroports de Paris	—	51
Air Liquide	4	465
Alstom SA	1	60
Amundi SA	—	27
Arkema SA	1	58
AtoS SE	1	80
AXA SA	17	416
BioMerieux	—	33
BNP Paribas SA	10	466
Bollore SA	8	35
Bouygues SA	2	69
Bureau Veritas SA	2	56
Capgemini SA	1	163
Carrefour SA	5	99
Casino Guichard Perrachon SA (b)	1	22
Cie de Saint-Gobain	4	155
Cie Generale d’Optique Essilor International SA	2	266
CNP Assurances SA	2	34
Compagnie Generale des Etablissements Michelin	1	173
Covivio	—	45
Credit Agricole SA	10	122
Danone SA	5	412
Dassault Aviation SA	—	33
Dassault Systemes SA	1	168
Edenred	2	94
Eiffage SA	1	63
Electricite de France SA	5	69
Engie SA	16	233
Eurazeo SA	—	31
Eurofins Scientific SE	—	41
Eutelsat Communications Group SA	2	28
Faurecia	1	24
Gecina SA	—	56
Getlink	4	64
Hermes International SCA	—	180
Icade SA	—	26
Iliad SA	—	24
Imerys SA	—	16
Ingenico Group	1	39
Ipsen SA	—	46
JC Decaux SA	1	20
Kering SA	1	368
Klepierre	2	60
Legrand SA	2	149
L’Oreal SA	2	587
LVMH Moet Hennessy Louis Vuitton SE	2	882
Natixis	8	45
Orange SA	17	283
Pernod-Ricard SA	2	331
Peugeot SA	5	127
Publicis Groupe SA	2	94
Remy Cointreau SA	—	28
Renault SA	2	107
Rexel SA	3	31
Safran SA	3	397
Sanofi SA	10	860
Sartorius Stedim Biotech SA	—	34
Schneider Electric SE (a)	5	374
SCOR SE	1	58
SEB SA	—	34
Societe BIC SA	—	16
Societe Generale SA	6	187
Sodexo SA	1	85

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Suez Environnement Co.	3	44
Teleperformance	—	88
Thales SA	1	109
Total SA (b)	21	1,157
Ubisoft Entertainment SA (a)	1	68
Valeo SA	2	60
Veolia Environnement	5	107
Vinci SA	4	421
Vivendi SA	9	263
Wendel SA	—	32

		12,115

Germany 2.7%
1&1 Drillisch AG	—	14
Adidas AG	2	375
Allianz SE	4	809
Aroundtown SA	6	53
Axel Springer SE	—	23
BASF SE	8	585
Bayer AG	8	522
Bayerische Motoren Werke AG	3	215
Beiersdorf AG	1	89
Brenntag AG	1	66
Commerzbank AG (a)	8	66
Continental AG	1	142
Covestro AG	2	89
Daimler AG	8	462
Delivery Hero AG (a) (c)	1	23
Deutsche Bank AG	17	137
Deutsche Boerse AG	2	209
Deutsche Lufthansa AG	2	46
Deutsche Post AG	9	280
Deutsche Telekom AG	29	479
Deutsche Wohnen SE	3	148
E.ON SE	19	207
Evonik Industries AG	1	40
Fraport AG Frankfurt Airport Services Worldwide	—	28
Fresenius Medical Care AG & Co. KGaA	2	147
Fresenius SE & Co. KGaA	4	196
GEA Group AG	1	38
Hannover Rueck SE	—	70
HeidelbergCement AG	1	92
Henkel AG & Co. KGaA	1	84
Hochtief AG	—	25
Hugo Boss AG	1	39
Infineon Technologies AG	10	194
Innogy SE (a)	1	53
KION Group AG	1	33
Lanxess AG	1	39
Merck KGaA	1	127
Metro AG	2	27
MTU Aero Engines Holding AG	—	100
Muenchener Rueckversicherungs AG	1	308
Osram Licht AG	1	28
ProSiebenSat.1 Media SE	2	30
Puma SE	—	45
RTL Group SA	—	19
RWE AG	4	118
SAP SE	8	981
Siemens AG	7	712
Siemens Healthineers AG	1	51
Symrise AG	1	92
Telefonica Deutschland Holding AG	7	21
ThyssenKrupp AG	4	52
Uniper SE	2	55
United Internet AG	1	40
Volkswagen AG	—	47
Vonovia SE	4	215
Wirecard AG	1	128
Zalando SE (a) (c)	1	39

		9,352

Hong Kong 1.3%
AIA Group Ltd.	104	1,043
ASM Pacific Technology Ltd.	2	27
Bank of East Asia Ltd.	11	36

	Shares/Par[1]	Value ($)
BOC Hong Kong Holdings Ltd.	32	133
CK Asset Holdings Ltd.	22	196
CK Hutchison Holdings Ltd.	23	247
CK Infrastructure Holdings Ltd.	6	49
CLP Holdings Ltd.	14	162
Dairy Farm International Holdings Ltd.	2	20
Galaxy Entertainment Group Ltd.	20	137
Hang Lung Group Ltd.	8	26
Hang Lung Properties Ltd.	17	43
Hang Seng Bank Ltd.	7	163
Henderson Land Development Co. Ltd.	12	77
HK Electric Investments Ltd. (b)	23	24
HKT Trust	34	55
Hong Kong & China Gas Co. Ltd.	79	190
Hong Kong Exchanges & Clearing Ltd.	10	361
Hongkong Land Holdings Ltd.	9	67
Hysan Development Co. Ltd.	6	32
Jardine Matheson Holdings Ltd.	2	118
Kerry Properties Ltd.	6	27
Link REIT	18	216
Melco Resorts & Entertainment Ltd. - ADR	2	49
MGM China Holdings Ltd. (b)	8	18
Minth Group Ltd.	6	19
MTR Corp.	14	84
New World Development Ltd.	50	84
NWS Holdings Ltd.	14	31
PCCW Ltd.	39	24
Power Assets Holdings Ltd.	12	83
Shangri-La Asia Ltd.	12	17
Sino Land Co.	28	54
SJM Holdings Ltd.	18	21
Sun Hung Kai Properties Ltd.	13	232
Swire Pacific Ltd. - Class A	4	54
Swire Properties Ltd.	10	45
Techtronic Industries Co.	11	78
WH Group Ltd. (c)	72	78
Wharf Holdings Ltd.	11	33
Wharf Real Estate Investment Co. Ltd.	10	75
Wheelock & Co. Ltd.	7	51
Yue Yuen Industrial Holdings Ltd.	7	24

		4,603

Ireland 1.1%
Accenture Plc - Class A	6	969
AIB Group Plc	6	26
Alkermes Plc (a)	1	47
Allegion Plc	1	74
Allergan Plc	3	428
Bank of Ireland Group Plc	8	49
CRH Plc	7	220
Ingersoll-Rand Plc	2	227
James Hardie Industries SE - CDI	4	51
Kerry Group Plc - Class A	1	153
Kingspan Group Plc	1	58
Medtronic Plc	12	1,054
Paddy Power Betfair Plc	1	55
Pentair Plc	2	67
Seagate Technology	2	113
Smurfit Kappa Group Plc	2	52

		3,643

Israel 0.2%
Azrieli Group	—	23
Bank Hapoalim BM	10	63
Bank Leumi Le-Israel BM	13	85
Bezeq Israeli Telecommunication Corp. Ltd.	19	14
Check Point Software Technologies Ltd. (a)	1	134
Elbit Systems Ltd.	—	28
Israel Chemicals Ltd.	5	24
Mizrahi Tefahot Bank Ltd.	1	26
Nice Ltd. (a)	1	65
Teva Pharmaceutical Industries Ltd. - ADR (a)	8	130
Wix.com Ltd. (a)	—	43

		635

Italy 0.7%
Assicurazioni Generali SpA	10	182

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Atlantia SpA	4	110
Davide Campari-Milano SpA	5	47
Enel SpA	70	452
ENI SpA	22	383
EXOR NV	1	63
Ferrari NV	1	142
Intesa Sanpaolo SpA	126	307
Leonardo SpA	4	42
Mediobanca SpA	5	53
Moncler SpA	1	59
Pirelli & C. SpA (a)	3	18
Poste Italiane SpA	5	45
Prysmian SpA	2	35
Recordati SpA	1	36
Snam Rete Gas SpA	18	95
Telecom Italia SpA	55	31
Telecom Italia SpA (a)	103	64
Terna Rete Elettrica Nazionale SpA	13	80
Unicredit SpA	17	216

		2,460

Japan 8.1%
ABC-Mart Inc. (b)	—	18
Acom Co. Ltd.	4	13
AEON Co. Ltd.	5	109
AEON Financial Service Co. Ltd.	1	20
AEON Mall Co. Ltd.	1	11
Air Water Inc.	1	20
Aisin Seiki Co. Ltd.	1	46
Ajinomoto Co. Inc.	4	64
Alfresa Holdings Corp.	2	48
All Nippon Airways Co. Ltd.	1	37
ALPS Alpine Co. Ltd.	2	33
Amada Co. Ltd.	3	31
Aozora Bank Ltd.	1	27
Asahi Breweries Ltd.	3	134
Asahi Glass Co. Ltd. (b)	2	56
Asahi Intecc Co. Ltd.	1	38
Asahi Kasei Corp.	11	109
Ashikaga Holdings Co. Ltd.	7	17
Asics Corp. (b)	2	20
Astellas Pharma Inc.	16	239
Bandai Namco Holdings Inc.	2	75
Bank of Kyoto Ltd.	1	21
Benesse Holdings Inc.	1	18
Bridgestone Corp.	5	197
Brother Industries Ltd.	2	31
Calbee Inc.	1	19
Canon Inc. (b)	9	252
Casio Computer Co. Ltd. (b)	2	23
Central Japan Railway Co.	1	302
China Bank Ltd.	5	27
Chubu Electric Power Co. Inc.	5	80
Chugai Pharmaceutical Co. Ltd.	2	132
Chugoku Electric Power Co. Inc.	3	31
Coca-Cola Bottlers Japan Holdings Inc. (b)	1	28
Concordia Financial Group Ltd.	9	35
CyberAgent Inc.	1	41
Dai Nippon Printing Co. Ltd.	2	50
Daicel Corp.	3	27
Daifuke Co. Ltd.	1	47
Dai-Ichi Life Holdings Inc.	9	126
Daiichi Sankyo Co. Ltd.	5	231
Daikin Industries Ltd.	2	247
Dainippon Sumitomo Pharma Co. Ltd.	2	37
Daito Trust Construction Co. Ltd.	1	84
Daiwa House Industry Co. Ltd.	5	149
Daiwa House REIT Investment Co.	—	40
Daiwa Securities Group Inc.	14	68
Dena Co. Ltd.	1	15
Denso Corp.	4	140
Dentsu Inc.	2	76
Disco Corp.	—	43
East Japan Railway Co.	3	251
Eisai Co. Ltd.	2	118

	Shares/Par[1]	Value ($)
Electric Power Development Co. Ltd.	1	32
FamilyMart UNY Holdings Co. Ltd.	2	51
Fanuc Ltd.	2	290
Fast Retailing Co. Ltd.	1	235
Fuji Electric Holdings Co. Ltd.	1	28
FUJIFILM Holdings Corp.	3	150
Fujitsu Ltd.	2	123
Fukuoka Financial Group Inc.	2	36
Hakuhodo DY Holdings Inc.	2	34
Hamamatsu Photonics KK	1	43
Hankyu Hanshin Holdings Inc.	2	71
Hikari Tsushin Inc. (b)	—	38
Hino Motors Ltd.	2	20
Hirose Electric Co. Ltd.	—	23
Hisamitsu Pharmaceutical Co. Inc.	1	23
Hitachi Chemical Co. Ltd.	1	22
Hitachi Construction Machinery Co. Ltd.	1	27
Hitachi High-Technologies Corp.	1	25
Hitachi Ltd.	8	272
Hitachi Metals Ltd.	2	23
Honda Motor Co. Ltd.	14	382
Hoshizaki Corp.	—	25
Hoya Corp.	3	212
Hulic Co. Ltd.	3	26
Idemitsu Kosan Co. Ltd.	2	63
IHI Corp.	1	29
Iida Group Holdings Co. Ltd.	1	25
INPEX Corp.	9	81
Isetan Mitsukoshi Holdings Ltd.	3	31
Isuzu Motors Ltd.	5	64
ITOCHU Corp.	12	215
J. Front Retailing Co. Ltd.	2	20
Japan Airlines Co. Ltd.	1	35
Japan Airport Terminal Co. Ltd.	—	17
Japan Exchange Group Inc.	4	77
Japan Post Bank Co. Ltd.	4	39
Japan Post Holdings Co. Ltd.	13	154
Japan Prime Realty Investment Corp.	—	33
Japan Real Estate Investment Corp.	—	65
Japan Retail Fund Investment Corp.	—	44
Japan Tobacco Inc. (b)	10	238
JFE Holdings Inc.	4	70
JGC Corp.	2	25
JS Group Corp.	2	32
JSR Corp.	2	23
JTEKT Corp.	2	18
JXTG Holdings Inc.	27	121
Kajima Corp.	4	59
Kakaku.com Inc.	1	25
Kamigumi Co. Ltd.	1	23
Kaneka Corp.	—	15
Kansai Electric Power Co. Inc.	6	86
Kansai Paint Co. Ltd.	1	27
Kao Corp.	4	331
Kawasaki Heavy Industries Ltd.	1	30
KDDI Corp.	15	323
Keihan Holdings Co. Ltd.	1	34
Keikyu Corp.	2	34
Keio Corp.	1	52
Keisei Electric Railway Co. Ltd.	1	40
Keyence Corp.	1	500
Kikkoman Corp.	1	64
Kintetsu Corp.	1	65
Kirin Holdings Co. Ltd.	7	165
Kobayashi Pharmaceutical Co. Ltd.	1	42
Kobe Steel Ltd.	3	21
Koito Manufacturing Co. Ltd.	1	51
Komatsu Ltd.	8	181
Konami Corp.	1	30
Konica Minolta Holdings Inc.	4	34
Kose Corp.	—	55
Kubota Corp.	8	122
Kuraray Co. Ltd.	3	33
Kurita Water Industries Ltd.	1	23
Kyocera Corp.	3	159

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
kyowa Hakko Kirin Co. Ltd.	2	50
Kyushu Electric Power Co. Inc.	3	37
Kyushu Railway Co.	1	46
Lawson Inc.	—	22
LINE Corp. (a) (b)	1	25
Lion Corp.	2	42
M3 Inc.	4	59
Makita Corp.	2	66
Marubeni Corp.	14	95
Marui Group Co. Ltd.	2	30
Maruichi Steel Tube Ltd.	1	15
Mazda Motor Corp.	5	57
McDonald’s Holdings Co. Japan Ltd. (b)	1	28
Medipal Holdings Corp.	2	38
MEIJI Holdings Co. Ltd.	1	81
Minebea Mitsumi Inc.	3	47
MISUMI Group Inc.	3	62
Mitsubishi Chemical Holdings Corp.	11	79
Mitsubishi Corp.	12	325
Mitsubishi Electric Corp.	15	198
Mitsubishi Estate Co. Ltd.	10	179
Mitsubishi Gas Chemical Co. Inc.	1	19
Mitsubishi Heavy Industries Ltd.	3	108
Mitsubishi Materials Corp.	1	26
Mitsubishi Motors Corp.	6	32
Mitsubishi Tanabe Pharma Corp.	2	27
Mitsubishi UFJ Financial Group Inc.	100	495
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	15
Mitsui & Co. Ltd.	14	218
Mitsui Chemicals Inc.	2	39
Mitsui Fudosan Co. Ltd.	7	189
Mizuho Financial Group Inc.	204	316
MonotaRO Co. Ltd. (b)	1	27
MS&AD Insurance Group Holdings	4	125
Murata Manufacturing Co. Ltd.	5	234
Nabtesco Corp. (b)	1	29
Nagoya Railroad Co. Ltd.	2	44
NEC Corp.	2	74
NEC Electronics Corp. (a)	7	32
Nexon Co. Ltd. (a)	4	56
NGK Insulators Ltd.	2	35
NGK Spark Plug Co. Ltd.	1	24
Nidec Corp.	2	241
Nikon Corp.	3	38
Nintendo Co. Ltd.	1	285
Nippon Building Fund Inc.	—	81
Nippon Electric Glass Co. Ltd.	1	21
Nippon Express Co. Ltd.	1	33
Nippon Meat Packers Inc.	1	25
Nippon Paint Co. Ltd. (b)	1	47
Nippon Prologis REIT Inc.	—	34
Nippon Steel Corp.	7	125
Nippon Telegraph & Telephone Corp.	5	234
Nippon Yusen KK	2	22
Nissan Chemical Industries Ltd.	1	50
Nissan Motor Co. Ltd.	19	160
Nisshin Seifun Group Inc.	2	41
Nissin Foods Holdings Co. Ltd.	1	34
Nitori Co. Ltd.	1	90
Nitto Denko Corp.	1	74
Nomura Holdings Inc.	29	106
Nomura Real Estate Holdings Inc.	1	21
Nomura Real Estate Master Fund Inc.	—	46
Nomura Research Institute Ltd.	1	45
NSK Ltd.	3	27
NTT Data Corp.	6	62
NTT DoCoMo Inc.	12	257
Obayashi Corp.	6	58
Obic Co. Ltd.	1	60
Odakyu Electric Railway Co. Ltd.	2	58
OJI Holdings Corp.	7	43
Olympus Corp.	10	104
Omron Corp.	2	80
Ono Pharmaceutical Co. Ltd.	3	62
Oracle Corp. Japan	—	20

	Shares/Par[1]	Value ($)
Oriental Land Co. Ltd.	2	193
ORIX Corp.	11	159
Osaka Gas Co. Ltd.	3	59
Otsuka Corp.	1	30
Otsuka Holdings Co. Ltd.	3	134
Pan Pacific International Holdings Corp.	1	73
Panasonic Corp.	19	167
Park24 Co. Ltd.	1	22
Persol Holdings Co. Ltd.	1	21
Pigeon Corp.	1	37
Pola Orbis Holdings Inc.	1	26
Rakuten Inc. (b)	7	68
Recruit Holdings Co. Ltd.	9	269
Resona Holdings Inc.	18	79
Ricoh Co. Ltd.	6	59
Rinnai Corp.	—	21
Rohm Co. Ltd.	1	50
Ryohin Keikaku Co. Ltd.	—	51
Sankyo Co. Ltd.	—	15
Santen Pharmaceutical Co. Ltd.	3	49
SBI Holdings Inc.	2	40
Secom Co. Ltd.	2	154
Sega Sammy Holdings Inc.	2	19
Seibu Holdings Inc.	2	30
Seiko Epson Corp.	3	38
Sekisui Chemical Co. Ltd.	3	50
Sekisui House Ltd.	5	88
Seven & I Holdings Co. Ltd.	7	249
Seven Bank Ltd.	5	16
SG Holdings Co. Ltd.	1	20
Sharp Corp.	2	23
Shimadzu Corp.	2	55
Shimamura Co. Ltd.	—	17
Shimano Inc.	1	114
Shimizu Corp.	5	43
Shin-Etsu Chemical Co. Ltd.	3	260
Shinsei Bank Ltd.	2	21
Shionogi & Co. Ltd.	2	143
Shiseido Co. Ltd.	3	231
Shizuoka Bank Ltd.	4	30
Showa Denko KK	1	46
SMC Corp.	1	188
SoftBank Group Corp.	14	158
SoftBank Group Corp.	7	690
Sohgo Security Services Co. Ltd.	1	22
Sompo Holdings Inc.	3	103
Sony Corp.	11	462
Sony Financial Holdings Inc.	2	30
Stanley Electric Co. Ltd.	1	30
Subaru Corp. NPV	5	116
Sumco Corp. (b)	2	19
Sumitomo Chemical Co. Ltd.	13	60
Sumitomo Corp.	10	133
Sumitomo Electric Industries Ltd.	6	85
Sumitomo Heavy Industries Ltd.	1	32
Sumitomo Metal Mining Co. Ltd.	2	59
Sumitomo Mitsui Financial Group Inc.	11	395
Sumitomo Mitsui Trust Holdings Inc.	3	104
Sumitomo Realty & Development Co. Ltd.	3	124
Sumitomo Rubber Industries Inc. (b)	1	16
Sundrug Co. Ltd.	1	19
Suntory Beverage & Food Ltd.	1	52
Suzuken Co. Ltd.	1	41
Suzuki Motor Corp.	3	128
Sysmex Corp.	1	85
T&D Holdings Inc.	5	47
Taiheiyo Cement Corp.	1	37
Taisei Corp.	2	88
Taisho Pharmaceutical Holdings Co. Ltd.	—	29
Taiyo Nippon Sanso Corp.	1	18
Takashimaya Co. Ltd.	1	13
Takeda Pharmaceutical Co. Ltd. (b)	13	523
TDK Corp.	1	86
Teijin Ltd.	2	28
Terumo Corp.	5	159

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
THK Co. Ltd.	1	27
Tobu Railway Co. Ltd.	2	46
Toho Co. Ltd.	1	40
Toho Gas Co. Ltd.	1	27
Tohoku Electric Power Co. Inc.	4	45
Tokio Marine Holdings Inc.	6	271
Tokyo Century Corp.	—	13
Tokyo Electric Power Co. Holdings Inc. (a)	12	73
Tokyo Electron Ltd.	1	202
Tokyo Gas Co. Ltd.	3	89
Tokyu Corp.	4	73
Tokyu Fudosan Holdings Corp	5	28
Toppan Printing Co. Ltd.	2	30
Toray Industries Inc.	12	75
Toshiba Corp.	5	175
Tosoh Corp.	2	33
TOTO Ltd.	1	47
Toyo Seikan Group Holdings Ltd.	1	23
Toyo Suisan Kaisha Ltd.	1	30
Toyoda Gosei Co. Ltd.	1	13
Toyota Industries Corp.	1	60
Toyota Motor Corp.	20	1,155
Toyota Tsusho Corp.	2	62
Trend Micro Inc.	1	49
Tsuruha Holdings Inc.	—	24
Unicharm Corp.	3	109
United Urban Investment Corp.	—	43
USS Co. Ltd.	2	37
Welcia Holdings Co. Ltd.	—	10
West Japan Railway Co.	1	105
Yahoo! Japan Corp.	23	56
Yakult Honsha Co. Ltd.	1	70
Yamada Denki Co. Ltd. (b)	6	28
Yamaguchi Financial Group Inc.	2	17
Yamaha Corp.	1	60
Yamaha Motor Co. Ltd. (b)	3	49
Yamato Holdings Co. Ltd. (b)	3	70
Yamazaki Baking Co. Ltd.	1	19
Yaskawa Electric Corp.	2	63
Yokogawa Electric Corp.	2	43
Yokohama Rubber Co. Ltd. (b)	1	20
ZOZO Inc.	2	32

		27,923

Luxembourg 0.1%
ArcelorMittal SA	6	113
Millicom International Cellular SA - SDR	1	36
SES SA - FDR	3	51
Tenaris SA	4	59

		259

Macau 0.0%
Sands China Ltd.	20	101
Wynn Macau Ltd.	14	33

		134

Netherlands 2.2%
ABN AMRO Group NV - CVA	4	82
Adyen NV (a)	—	73
Aegon NV	15	75
Airbus SE	5	667
Akzo Nobel NV	2	170
ASML Holding NV	4	667
CNH Industrial NV	9	88
Heineken Holding NV	1	98
Heineken NV	2	234
ING Groep NV	33	401
Koninklijke Ahold NV	10	269
Koninklijke KPN NV	29	91
Koninklijke Philips Electronics NV	8	321
Koninklijke Philips NV	2	166
Koninklijke Vopak NV	1	31
LyondellBasell Industries NV - Class A	3	237
NN Group NV	3	106
NXP Semiconductors NV	3	260
Randstad NV	1	52
Royal Dutch Shell Plc - Class A	39	1,219

	Shares/Par[1]	Value ($)
Royal Dutch Shell Plc - Class B	32	1,020
Unibail-Rodamco SE	1	198
Unilever NV - CVA	13	775
Wolters Kluwer NV	2	169

		7,469

New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	59
Auckland International Airport Ltd.	9	48
Fisher & Paykel Healthcare Corp.	5	56
Fletcher Building Ltd.	6	21
Meridian Energy Ltd.	12	33
Ryman Healthcare Ltd.	4	31
Spark New Zealand Ltd.	17	43

		291

Norway 0.2%
Aker BP ASA	1	37
DNB Bank ASA	8	151
Equinor ASA	10	216
Gjensidige Forsikring ASA	2	31
Mowi ASA	4	88
Norsk Hydro ASA	12	49
Orkla ASA	7	56
Schibsted ASA - Class B	1	30
Telenor ASA	6	130
Yara International ASA	2	65

		853

Portugal 0.1%
Energias de Portugal SA	21	84
Galp Energia SGPS SA	4	66
Jeronimo Martins SGPS SA	2	33

		183

Singapore 0.5%
Ascendas REIT	22	48
Capitaland Commercial Trust	23	33
CapitaLand Ltd.	23	62
CapitaMall Trust	22	40
City Developments Ltd.	4	24
ComfortDelgro Corp. Ltd.	20	37
DBS Group Holdings Ltd.	15	284
Flex Ltd. (a)	4	44
Genting International Plc	54	41
Golden Agri-Resources Ltd.	65	13
Jardine Cycle & Carriage Ltd.	1	22
Keppel Corp. Ltd.	13	60
Oversea-Chinese Banking Corp. Ltd.	28	227
SembCorp Industries Ltd.	9	17
Singapore Airlines Ltd.	5	34
Singapore Airport Terminal Services Ltd.	6	23
Singapore Exchange Ltd.	7	39
Singapore Press Holdings Ltd.	15	26
Singapore Technologies Engineering Ltd.	14	38
Singapore Telecommunications Ltd.	68	152
Suntec REIT	16	23
United Overseas Bank Ltd.	12	217
UOL Group Ltd.	4	23
Venture Corp. Ltd.	3	34
Wilmar International Ltd.	14	35
Yangzijiang Shipbuilding Holdings Ltd.	21	24

		1,620

Spain 1.0%
ACS Actividades de Construccion y Servicios SA	2	91
Aena SME SA	1	105
Amadeus IT Group SA	4	298
Banco Bilbao Vizcaya Argentaria SA	56	324
Banco de Sabadell SA	48	48
Banco Santander SA	140	654
Bankia SA (b)	9	23
Bankinter SA	6	46
CaixaBank SA	31	97
Enagas SA (b)	2	60
Endesa SA	3	73
Ferrovial SA	4	102
Grifols SA - Class A	2	68

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Iberdrola SA	54	472
Inditex SA	9	279
Mapfre SA	10	26
Naturgy Energy Group SA	3	81
Red Electrica Corp. SA	4	76
Repsol SA	12	201
Siemens Gamesa Renewable Energy SA	2	34
Telefonica SA	40	333

		3,491

Sweden 0.9%
Alfa Laval AB	3	60
Assa Abloy AB - Class B	8	181
Atlas Copco AB - Class A	6	151
Atlas Copco AB - Class B	3	83
Boliden AB	2	63
Electrolux AB - Class B	2	56
Epiroc AB - Class A (a)	6	60
Epiroc AB - Class B (a)	3	32
Essity AB - Class B	5	151
Hennes & Mauritz AB - Class B (b)	7	122
Hexagon AB - Class B	2	116
Husqvarna AB - Class B	4	31
ICA Gruppen AB (b)	1	29
Industrivarden AB - Class C	2	32
Investor AB - Class B	4	172
Kinnevik AB - Class B	2	49
L E Lundbergforetagen AB - Series B	1	22
Lundin Petroleum AB	2	57
Nordea Bank AB	26	202
Sandvik AB	9	154
Securitas AB - Class B	3	46
Skandinaviska Enskilda Banken AB - Class A	14	124
Skanska AB - Class B	3	55
SKF AB - Class B	3	56
Svenska Handelsbanken AB - Class A	13	135
Swedbank AB - Class A	8	108
Swedish Match AB	2	78
Tele2 AB - Class B	4	53
Telefonaktiebolaget LM Ericsson - Class B	26	239
Telia Co. AB	23	106
Volvo AB - Class B	13	205

		3,028

Switzerland 3.2%
ABB Ltd.	16	294
Adecco Group AG	1	71
Baloise Holding AG	—	68
Barry Callebaut AG	—	34
Cie Financiere Richemont SA	4	324
Clariant AG	2	37
Credit Suisse Group AG	22	251
Dufry AG (b)	—	26
EMS-Chemie Holding AG	—	40
Ferguson Plc	2	124
Garmin Ltd.	1	82
Geberit AG	—	131
Givaudan SA	—	200
Glencore Plc	97	404
Julius Baer Group Ltd.	2	78
Kuehne & Nagel International AG	—	67
LafargeHolcim Ltd.	4	207
Lindt & Spruengli AG	—	78
Lonza Group AG	1	203
Nestle SA	26	2,512
Novartis AG	19	1,798
Pargesa Holding SA	—	28
Partners Group Holding AG	—	108
Roche Holding AG	6	1,671
Schindler Holding AG	—	37
SGS SA	—	114
Sika AG	1	152
Sonova Holding AG	—	93
STMicroelectronics NV	5	81
Straumann Holding AG	—	69
Swatch Group AG	—	28

	Shares/Par[1]	Value ($)
Swatch Group AG	—	76
Swiss Life Holding AG	—	129
Swiss Prime Site AG	1	56
Swiss Re AG	3	258
Swisscom AG	—	109
TE Connectivity Ltd.	3	234
Temenos Group AG	—	73
UBS Group AG	33	398
Vifor Pharma AG	—	52
Zurich Insurance Group AG	1	426

		11,221

United Arab Emirates 0.0%
NMC Health Plc	1	22
United Kingdom 5.4%
3i Group Plc	8	106
Admiral Group Plc	2	51
Anglo American Plc	9	241
Antofagasta Plc	4	44
Aon Plc - Class A	2	357
Ashtead Group Plc	4	104
Associated British Foods Plc	3	97
AstraZeneca Plc	11	869
Auto Trader Group Plc	7	50
Aviva Plc	34	180
Babcock International Group Plc	2	15
BAE Systems Plc	27	171
Barclays Plc	149	300
Barratt Developments Plc	9	70
Berkeley Group Holdings Plc	1	51
BP Plc	173	1,256
British American Tobacco Plc	20	824
British Land Co. Plc	8	62
BT Group Plc	74	214
Bunzl Plc	3	91
Burberry Group Plc	4	93
Carnival Plc	2	78
Centrica Plc	46	68
Coca-Cola European Partners Plc	2	93
Coca-Cola HBC AG	2	55
Compass Group Plc	14	323
ConvaTec Group Plc	13	23
Croda International Plc	1	71
DCC Plc	1	69
Diageo Plc	21	850
Direct Line Insurance Group Plc	12	57
easyJet Plc	1	21
Experian Plc	8	213
Fiat Chrysler Automobiles NV (a)	9	139
Fresnillo Plc	2	22
G4S Plc	14	33
GlaxoSmithKline Plc	43	888
GVC Holdings Plc	4	33
Hammerson Plc	7	31
Hargreaves Lansdown Plc	2	56
HSBC Holdings Plc	173	1,399
IHS Markit Ltd. (a)	3	183
Imperial Brands Plc	8	283
Informa Plc	10	101
InterContinental Hotels Group Plc	1	85
Intertek Group Plc	1	87
Investec Plc	6	34
ITV Plc	32	54
J Sainsbury Plc	15	46
John Wood Group Plc	6	37
Johnson Matthey Plc	2	71
Kingfisher Plc	18	56
Land Securities Group Plc	7	78
Legal & General Group Plc	50	179
Liberty Global Plc - Class A (a)	2	41
Liberty Global Plc - Class C (a)	5	113
Linde Plc	5	836
Lloyds Banking Group Plc	604	490
London Stock Exchange Group Plc	3	167
Marks & Spencer Group Plc	14	51

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Meggitt Plc	7	46
Melrose Industries Plc	41	99
Merlin Entertainments Plc	6	29
Micro Focus International Plc	4	95
Mondi Plc	3	67
National Grid Plc	29	326
Next Plc	1	88
Pearson Plc	7	75
Persimmon Plc	3	71
Prudential Plc (d)	22	441
Reckitt Benckiser Group Plc	6	483
Relx Plc	17	365
Rio Tinto Plc	10	577
Rolls-Royce Holdings Plc (a)	15	171
Royal Bank of Scotland Group Plc	41	133
Royal Mail Plc	8	25
RSA Insurance Group Plc	9	61
Sage Group Plc	9	80
Schroders Plc	1	39
Segro Plc	9	79
Severn Trent Plc	2	55
Smith & Nephew Plc	8	149
Smiths Group Plc	4	66
SSE Plc	9	135
St. James’s Place Plc	5	63
Standard Chartered Plc	24	184
Standard Life Aberdeen Plc	20	69
Taylor Wimpey Plc	29	67
Tesco Plc	84	254
TUI AG	4	38
Unilever Plc	10	547
United Utilities Group Plc	6	65
Vodafone Group Plc	231	422
Weir Group Plc	2	40
Whitbread Plc	2	100
Willis Towers Watson Plc	1	197
WM Morrison Supermarkets Plc	20	59
WPP Plc	11	112

		18,732

United States of America 60.0%
3M Co.	5	1,043
Abbott Laboratories	15	1,210
AbbVie Inc.	13	1,045
Abiomed Inc. (a)	—	109
Activision Blizzard Inc.	6	280
Acuity Brands Inc.	—	42
Adobe Inc. (a)	4	1,121
Advance Auto Parts Inc.	1	105
Advanced Micro Devices Inc. (a)	8	212
AerCap Holdings NV (a)	1	47
AES Corp.	5	98
Affiliated Managers Group Inc.	—	47
Aflac Inc.	7	326
Agilent Technologies Inc.	3	216
AGNC Investment Corp.	4	79
Air Products & Chemicals Inc.	2	364
Akamai Technologies Inc. (a)	1	100
Albemarle Corp.	1	77
Alexandria Real Estate Equities Inc.	1	135
Alexion Pharmaceuticals Inc. (a)	2	257
Align Technology Inc. (a)	1	182
Alleghany Corp. (a)	—	77
Alliance Data Systems Corp.	—	77
Alliant Energy Corp.	2	99
Allstate Corp.	3	279
Ally Financial Inc.	4	96
Alnylam Pharmaceuticals Inc. (a)	1	71
Alphabet Inc. - Class A (a)	3	3,027
Alphabet Inc. - Class C (a)	3	3,175
Altice USA Inc. - Class A	3	64
Altria Group Inc.	16	931
Amazon.com Inc. (a)	4	6,363
Amerco Inc.	—	23
Ameren Corp.	2	154

	Shares/Par[1]	Value ($)
American Airlines Group Inc.	1	33
American Electric Power Co. Inc.	4	358
American Express Co.	6	685
American Financial Group Inc.	1	62
American International Group Inc.	8	328
American Tower Corp.	4	749
American Water Works Co. Inc.	2	161
Ameriprise Financial Inc.	1	155
AmerisourceBergen Corp.	1	112
AMETEK Inc.	2	166
Amgen Inc.	5	1,044
Amphenol Corp. - Class A	3	239
Anadarko Petroleum Corp.	4	198
Analog Devices Inc.	3	334
Annaly Capital Management Inc.	12	115
Ansys Inc. (a)	1	128
Anthem Inc.	2	641
AO Smith Corp.	1	67
Apache Corp.	3	114
Apple Inc.	41	7,748
Applied Materials Inc.	8	329
Aptiv Plc	2	178
Aramark Corp.	2	62
Archer-Daniels-Midland Co.	5	203
Arconic Inc.	3	66
Arista Networks Inc. (a)	—	146
Arrow Electronics Inc. (a)	1	54
Arthur J Gallagher & Co.	2	118
Assurant Inc.	1	54
AT&T Inc.	63	1,964
Athene Holding Ltd. - Class A (a)	1	52
Atmos Energy Corp.	1	107
Autodesk Inc. (a)	2	296
Autoliv Inc.	1	55
Automatic Data Processing Inc.	4	598
AutoZone Inc. (a)	—	228
AvalonBay Communities Inc.	1	234
Avery Dennison Corp.	1	85
AXA Equitable Holdings Inc.	2	50
Axalta Coating Systems Ltd. (a)	2	50
Baker Hughes a GE Co. LLC - Class A	5	126
Ball Corp.	3	166
Bank of America Corp.	80	2,214
Bank of New York Mellon Corp. (d)	9	430
Bausch Health Cos. Inc. (a)	3	64
Baxter International Inc.	4	350
BB&T Corp.	7	303
Becton Dickinson & Co.	2	579
Berkshire Hathaway Inc. - Class B (a)	11	2,238
Best Buy Co. Inc.	2	151
Biogen Inc. (a)	2	413
BioMarin Pharmaceutical Inc. (a)	2	133
BlackRock Inc.	1	430
Boeing Co.	5	1,771
Booking Holdings Inc. (a)	—	698
BorgWarner Inc.	2	71
Boston Properties Inc.	1	174
Boston Scientific Corp. (a)	12	460
Brighthouse Financial Inc. (a)	1	29
Bristol-Myers Squibb Co.	14	672
Broadcom Inc.	4	1,071
Broadridge Financial Solutions Inc.	1	107
Brookfield Property REIT Inc. - Class A	1	28
Brown-Forman Corp. - Class B	2	116
Bunge Ltd.	1	62
Burlington Stores Inc. (a)	1	86
C.H. Robinson Worldwide Inc.	1	101
Cabot Oil & Gas Corp.	4	102
Cadence Design Systems Inc. (a)	2	156
Camden Property Trust	1	81
Campbell Soup Co. (b)	1	55
Capital One Financial Corp.	4	337
Capri Holdings Ltd. (a)	1	60
Cardinal Health Inc.	3	125
Carmax Inc. (a)	1	103

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Carnival Plc	4	182
Caterpillar Inc.	5	685
CBOE Global Markets Inc.	1	95
CBRE Group Inc. - Class A (a)	3	132
CBS Corp. - Class B	3	136
CDK Global Inc.	1	65
CDW Corp.	1	127
Celanese Corp. - Class A	1	115
Celgene Corp. (a)	6	570
Centene Corp. (a)	3	184
CenterPoint Energy Inc.	4	136
CenturyLink Inc.	8	101
Cerner Corp. (a)	3	148
CF Industries Holdings Inc.	2	82
Charles Schwab Corp.	10	442
Charter Communications Inc. - Class A (a)	1	475
Chemours Co.	2	57
Cheniere Energy Inc. (a)	2	132
Chevron Corp.	16	2,026
Chipotle Mexican Grill Inc. (a)	—	156
Chubb Ltd.	4	551
Church & Dwight Co. Inc.	2	148
Cigna Corp.	3	529
Cimarex Energy Co.	1	57
Cincinnati Financial Corp.	1	113
Cintas Corp.	1	159
Cisco Systems Inc.	39	2,089
CIT Group Inc.	1	46
Citigroup Inc.	21	1,309
Citizens Financial Group Inc.	4	132
Citrix Systems Inc.	1	112
Clorox Co.	1	179
CME Group Inc.	3	509
CMS Energy Corp.	2	133
Coca-Cola Co.	35	1,631
Cognex Corp.	2	79
Cognizant Technology Solutions Corp. - Class A	5	358
Colgate-Palmolive Co.	7	489
Comcast Corp. - Class A	39	1,563
Comerica Inc.	1	102
CommScope Holding Co. Inc. (a)	2	38
ConAgra Brands Inc.	4	119
Concho Resources Inc.	2	187
ConocoPhillips Co.	10	656
Consolidated Edison Inc.	3	230
Constellation Brands Inc. - Class A	1	248
Continental Resources Inc. (a)	1	37
Cooper Cos. Inc.	—	123
Copart Inc. (a)	2	104
Corning Inc.	7	232
CoStar Group Inc. (a)	—	149
Costco Wholesale Corp.	4	915
Coty Inc. - Class A	4	49
Crown Castle International Corp.	4	460
Crown Holdings Inc. (a)	1	59
CSX Corp.	7	516
Cummins Inc.	1	207
CVS Health Corp.	11	603
D.R. Horton Inc.	3	123
Danaher Corp.	5	719
Darden Restaurants Inc.	1	127
DaVita Inc. (a)	1	62
Deere & Co.	3	420
Dell Technologies Inc. - Class C (a)	1	75
Delta Air Lines Inc.	1	74
Dentsply Sirona Inc.	2	92
Devon Energy Corp.	4	128
DexCom Inc. (a)	1	87
Diamondback Energy Inc.	1	139
Digital Realty Trust Inc.	2	205
Discover Financial Services	3	208
Discovery Inc. - Class A (a) (b)	1	38
Discovery Inc. - Class C (a)	3	64
DISH Network Corp. - Class A (a)	2	59
Dollar General Corp.	2	268

	Shares/Par[1]	Value ($)
Dollar Tree Inc. (a)	2	218
Dominion Energy Inc.	7	499
Domino’s Pizza Inc.	—	89
Dover Corp.	1	126
DowDuPont Inc.	20	1,054
DTE Energy Co.	2	198
Duke Energy Corp.	6	555
Duke Realty Corp.	3	90
DXC Technology Co.	2	154
E*TRADE Financial Corp.	2	101
East West Bancorp Inc.	1	59
Eastman Chemical Co.	1	94
Eaton Corp. Plc	4	298
Eaton Vance Corp.	1	42
eBay Inc.	8	296
Ecolab Inc.	2	398
Edison International	3	169
Edwards Lifesciences Corp. (a)	2	344
Elanco Animal Health Inc. (a)	3	85
Electronic Arts Inc. (a)	3	268
Eli Lilly & Co.	8	1,000
Emerson Electric Co.	5	364
Entergy Corp.	2	151
EOG Resources Inc.	5	478
Equifax Inc.	1	119
Equinix Inc.	1	317
Equity Residential Properties Inc.	3	242
Essex Property Trust Inc.	1	168
Estee Lauder Cos. Inc. - Class A	2	309
Everest Re Group Ltd.	—	76
Evergy Inc.	2	131
Eversource Energy	3	188
Exelon Corp.	8	420
Expedia Group Inc.	1	127
Expeditors International of Washington Inc.	2	116
Extra Space Storage Inc.	1	109
Exxon Mobil Corp.	36	2,943
F5 Networks Inc. (a)	1	84
Facebook Inc. - Class A (a)	21	3,444
Fastenal Co.	2	155
Federal Realty Investment Trust	1	86
FedEx Corp.	2	389
Fidelity National Financial Inc.	2	85
Fidelity National Information Services Inc.	3	312
Fifth Third Bancorp	7	172
First Data Corp. - Class A (a)	5	125
First Republic Bank	1	137
FirstEnergy Corp.	4	177
Fiserv Inc. (a)	3	300
FleetCor Technologies Inc. (a)	1	191
FLIR Systems Inc.	1	59
Flowserve Corp.	1	53
Fluor Corp.	1	46
FMC Corp.	1	87
Ford Motor Co.	31	275
Fortinet Inc. (a)	1	101
Fortive Corp.	3	220
Fortune Brands Home & Security Inc.	1	61
Fox Corp. - Class A (a)	3	110
Fox Corp. - Class B (a)	1	45
Franklin Resources Inc.	3	95
Freeport-McMoRan Inc. - Class B	11	148
Gap Inc.	2	55
Gartner Inc. (a)	1	117
General Dynamics Corp.	2	361
General Electric Co.	75	750
General Mills Inc.	5	269
General Motors Co.	11	408
Genuine Parts Co.	1	137
Gilead Sciences Inc.	11	726
Global Payments Inc.	1	189
GoDaddy Inc. - Class A (a)	2	115
Goldman Sachs Group Inc.	3	550
Goodyear Tire & Rubber Co.	2	39
GrubHub Inc. (a) (b)	1	52

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
H&R Block Inc.	2	45
Halliburton Co.	7	216
HanesBrands Inc.	3	59
Harley-Davidson Inc.	1	50
Harris Corp.	1	159
Hartford Financial Services Group Inc.	3	151
Hasbro Inc.	1	86
HCA Inc.	2	305
HCP Inc.	4	125
HD Supply Holdings Inc. (a)	1	62
Helmerich & Payne Inc.	1	49
Henry Schein Inc. (a)	1	76
Hershey Co.	1	141
Hess Corp.	2	140
Hewlett Packard Enterprise Co.	13	198
Hilton Worldwide Holdings Inc.	2	204
HollyFrontier Corp.	1	70
Hologic Inc. (a)	2	115
Home Depot Inc.	10	1,866
Honeywell International Inc.	6	1,014
Hormel Foods Corp. (b)	2	107
Host Hotels & Resorts Inc.	6	115
HP Inc.	13	260
Humana Inc.	1	317
Huntington Bancshares Inc.	9	118
Huntington Ingalls Industries Inc.	—	78
IAC/InterActiveCorp. (a)	1	135
IDEX Corp.	1	96
Idexx Laboratories Inc. (a)	1	163
Illinois Tool Works Inc.	3	366
Illumina Inc. (a)	1	396
Incyte Corp. (a)	2	136
Ingredion Inc.	1	61
Intel Corp.	39	2,109
Intercontinental Exchange Inc.	5	372
International Business Machines Corp.	8	1,097
International Flavors & Fragrances Inc.	1	98
International Paper Co.	3	152
Interpublic Group of Cos. Inc.	3	70
Intuit Inc.	2	557
Intuitive Surgical Inc. (a)	1	563
Invesco Ltd.	4	69
Invitation Homes Inc.	3	75
IPG Photonics Corp. (a)	—	51
Iqvia Ltd. (a)	1	197
Iron Mountain Inc.	2	80
Jack Henry & Associates Inc.	1	92
Jacobs Engineering Group Inc.	1	82
Jardine Strategic Holdings Ltd.	2	67
Jazz Pharmaceuticals Plc (a)	—	71
JB Hunt Transport Services Inc.	1	73
Jefferies Financial Group Inc.	3	51
JM Smucker Co.	1	115
Johnson & Johnson	23	3,225
Johnson Controls International Plc	8	288
Jones Lang LaSalle Inc.	—	63
JPMorgan Chase & Co.	29	2,896
Juniper Networks Inc.	3	77
Kansas City Southern	1	103
Kellogg Co.	2	123
KeyCorp	9	143
Keysight Technologies Inc. (a)	2	144
Kimberly-Clark Corp.	3	369
Kimco Realty Corp.	4	71
Kinder Morgan Inc.	17	345
KKR & Co. Inc.	4	101
KLA-Tencor Corp.	1	171
Knight-Swift Transportation Holdings Inc. - Class A (b)	1	39
Kohl’s Corp.	1	100
Kraft Heinz Foods Co.	5	166
Kroger Co.	7	168
L3 Technologies Inc.	1	139
Laboratory Corp. of America Holdings (a)	1	129
Lam Research Corp.	1	237

	Shares/Par[1]	Value ($)
Lamb Weston Holdings Inc.	1	90
Las Vegas Sands Corp.	3	206
Lear Corp.	1	79
Leggett & Platt Inc.	1	50
Leidos Holdings Inc.	1	79
Lennar Corp. - Class A	2	120
Lennox International Inc.	—	82
Liberty Broadband Corp. - Class C (a)	1	80
Liberty Media Corp. - Class C (a)	2	64
Liberty Property Trust	1	64
Liberty SiriusXM Group - Class A (a)	1	25
Liberty SiriusXM Group - Class C (a)	2	58
Limited Brands Inc.	2	53
Lincoln National Corp.	2	107
Live Nation Inc. (a)	1	77
LKQ Corp. (a)	3	77
Lockheed Martin Corp.	2	664
Loews Corp.	2	108
Lowe’s Cos. Inc.	7	756
M&T Bank Corp.	1	182
Macerich Co.	1	38
Macy’s Inc.	3	62
Manpower Inc.	1	48
Marathon Oil Corp.	7	119
Marathon Petroleum Corp.	6	359
Markel Corp. (a)	—	116
Marriott International Inc. - Class A	2	309
Marsh & McLennan Cos. Inc.	4	410
Martin Marietta Materials Inc.	1	111
Marvell Technology Group Ltd.	6	110
Masco Corp.	3	104
Mastercard Inc. - Class A	8	1,862
Mattel Inc. (a) (b)	3	40
Maxim Integrated Products Inc.	2	129
McCormick & Co. Inc.	1	154
McDonald’s Corp.	7	1,261
McKesson Corp.	2	197
Merck & Co. Inc.	22	1,862
MetLife Inc.	7	311
Mettler-Toledo International Inc. (a)	—	157
MGM Resorts International	5	116
Microchip Technology Inc. (b)	2	166
Micron Technology Inc. (a)	10	399
Microsoft Corp.	63	7,393
Mid-America Apartment Communities Inc.	1	105
Middleby Corp. (a)	—	61
Mohawk Industries Inc. (a)	1	69
Molson Coors Brewing Co. - Class B	2	96
Mondelez International Inc. - Class A	13	627
Monster Beverage Corp. (a)	3	191
Moody’s Corp.	1	267
Morgan Stanley	11	466
Mosaic Co.	3	82
Motorola Solutions Inc.	1	197
MSCI Inc.	1	152
Mylan NV (a)	4	125
NASDAQ Inc.	1	83
National Oilwell Varco Inc.	3	87
National Retail Properties Inc.	1	74
Nektar Therapeutics (a)	1	47
NetApp Inc.	2	149
Netflix Inc. (a)	4	1,340
Newell Brands Inc.	4	64
Newmont Mining Corp.	4	159
News Corp. - Class A	3	43
NextEra Energy Inc.	4	797
Nielsen Holdings Plc	3	71
Nike Inc. - Class B	11	925
NiSource Inc.	3	95
Noble Energy Inc.	4	101
Nordstrom Inc.	1	43
Norfolk Southern Corp.	2	433
Northern Trust Corp.	2	166
Northrop Grumman Systems Corp.	1	380
Norwegian Cruise Line Holdings Ltd. (a)	2	99

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
NRG Energy Inc.	2	101
Nucor Corp.	3	155
Nvidia Corp.	5	897
NVR Inc. (a)	—	83
Occidental Petroleum Corp.	6	428
OGE Energy Corp.	2	69
Old Dominion Freight Line Inc.	1	79
Omnicom Group Inc.	2	138
ON Semiconductor Corp. (a)	4	72
ONEOK Inc.	4	247
Oracle Corp.	23	1,228
O’Reilly Automotive Inc. (a)	1	268
Owens Corning Inc.	1	38
PACCAR Inc.	3	202
Packaging Corp. of America	1	77
Palo Alto Networks Inc. (a)	1	193
Parker Hannifin Corp.	1	192
Parsley Energy Inc. - Class A (a)	2	39
Paychex Inc.	3	222
PayPal Holdings Inc. (a)	10	1,002
People’s United Financial Inc.	3	51
PepsiCo Inc.	12	1,490
Perrigo Co. Plc	1	54
Pfizer Inc.	50	2,113
Philip Morris International Inc.	13	1,184
Phillips 66	4	360
Pinnacle West Capital Corp.	1	88
Pioneer Natural Resources Co.	1	222
Plains GP Holdings LP - Class A (a)	1	33
PNC Financial Services Group Inc.	4	481
Polaris Industries Inc.	1	46
PPG Industries Inc.	2	231
PPL Corp.	6	191
Principal Financial Group Inc.	2	125
Procter & Gamble Co.	21	2,231
Progressive Corp.	5	365
ProLogis Inc.	5	385
Prudential Financial Inc.	4	330
PTC Inc. (a)	1	85
Public Service Enterprise Group Inc.	4	257
Public Storage	1	292
Pulte Homes Inc.	2	66
PVH Corp.	1	82
Qiagen NV (a)	2	79
Qorvo Inc. (a)	1	75
QUALCOMM Inc.	10	598
Quest Diagnostics Inc.	1	106
Qurate Retail Group Inc. - Class A (a)	4	61
Ralph Lauren Corp. - Class A	—	65
Raymond James Financial Inc.	1	91
Raytheon Co.	2	442
Realty Income Corp.	2	182
Red Hat Inc. (a)	2	277
Regency Centers Corp.	1	85
Regeneron Pharmaceuticals Inc. (a)	1	285
Regions Financial Corp.	9	126
Reinsurance Group of America Inc.	1	79
Republic Services Inc.	2	154
ResMed Inc.	1	126
Robert Half International Inc.	1	69
Rockwell Automation Inc.	1	189
Rollins Inc.	1	55
Roper Industries Inc.	1	307
Ross Stores Inc.	3	297
Royal Caribbean Cruises Ltd.	1	165
S&P Global Inc.	2	449
Sabre Corp.	2	47
Salesforce.com Inc. (a)	7	1,044
SBA Communications Corp. (a)	1	192
Schlumberger Ltd.	12	522
Sealed Air Corp.	1	59
Seattle Genetics Inc. (a) (b)	1	66
SEI Investments Co.	1	63
Sempra Energy	2	299
Sensata Technologies Holding Plc (a)	1	64

	Shares/Par[1]	Value ($)
ServiceNow Inc. (a)	2	383
Sherwin-Williams Co.	1	315
Signature Bank	—	64
Simon Property Group Inc.	3	479
Sirius XM Holdings Inc. (b)	15	85
Skyworks Solutions Inc.	2	125
SL Green Realty Corp.	1	68
Snap-On Inc.	—	76
Southern Co.	9	460
Southwest Airlines Co.	1	67
Spirit Aerosystems Holdings Inc. - Class A	1	89
Splunk Inc. (a)	1	155
Sprint Corp. (a)	7	40
Square Inc. - Class A (a)	3	202
SS&C Technologies Holdings Inc.	2	120
Stanley Black & Decker Inc.	1	176
Starbucks Corp.	11	791
State Street Corp.	3	218
Steel Dynamics Inc.	2	69
Stryker Corp.	3	575
SunTrust Banks Inc.	4	231
SVB Financial Group (a)	—	100
Symantec Corp.	6	130
Synchrony Financial	6	177
Synopsys Inc. (a)	1	143
Sysco Corp.	4	278
T. Rowe Price Group Inc.	2	207
Tableau Software Inc. - Class A (a)	1	82
Take-Two Interactive Software Inc. (a)	1	90
Tapestry Inc.	2	77
Targa Resources Corp.	2	85
Target Corp.	4	344
TD Ameritrade Holding Corp.	2	119
TechnipFMC Plc	4	90
Teleflex Inc.	—	114
Tesla Inc. (a) (b)	1	304
Texas Instruments Inc.	8	873
Textron Inc.	2	108
Thermo Fisher Scientific Inc.	3	950
Tiffany & Co.	1	96
TJX Cos. Inc.	11	560
T-Mobile US Inc. (a)	3	200
Torchmark Corp.	1	77
Total System Services Inc.	1	130
Tractor Supply Co.	1	103
TransDigm Group Inc. (a)	—	189
TransUnion LLC	2	101
Travelers Cos. Inc.	2	309
Trimble Inc. (a)	2	84
TripAdvisor Inc. (a)	1	46
Twitter Inc. (a)	6	191
Tyson Foods Inc. - Class A	3	176
U.S. Bancorp	13	632
UDR Inc.	2	100
UGI Corp.	1	79
Ulta Beauty Inc. (a)	—	166
Under Armour Inc. - Class A (a) (b)	2	36
Under Armour Inc. - Class C (a) (b)	2	32
Union Pacific Corp.	6	1,062
United Continental Holdings Inc. (a)	1	47
United Parcel Service Inc. - Class B	6	671
United Rentals Inc. (a)	1	79
United Technologies Corp.	7	911
United Therapeutics Corp. (a)	—	40
UnitedHealth Group Inc.	8	2,047
Universal Health Services Inc. - Class B	1	101
Unum Group	2	60
Vail Resorts Inc.	—	71
Valero Energy Corp.	4	308
Varian Medical Systems Inc. (a)	1	109
Veeva Systems Inc. - Class A (a)	1	133
Ventas Inc.	3	199
Vereit Inc.	8	65
VeriSign Inc. (a)	1	173
Verisk Analytics Inc.	1	180

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Verizon Communications Inc.	36	2,102
Vertex Pharmaceuticals Inc. (a)	2	407
VF Corp.	3	255
Viacom Inc. - Class B	3	82
Visa Inc. - Class A	15	2,365
Vistra Energy Corp.	3	71
VMware Inc. - Class A	1	124
Vornado Realty Trust	1	100
Voya Financial Inc.	1	68
Vulcan Materials Co.	1	135
WABCO Holdings Inc. (a)	—	58
Wabtec Corp. (b)	1	86
Walgreens Boots Alliance Inc.	7	435
Walmart Inc.	13	1,221
Walt Disney Co.	15	1,719
Waste Connections Inc.	2	202
Waste Management Inc.	4	380
Waters Corp. (a)	1	169
Wayfair Inc. - Class A (a) (b)	—	71
WEC Energy Group Inc.	3	209
WellCare Health Plans Inc. (a)	—	111
Wells Fargo & Co.	38	1,860
Welltower Inc.	3	254
Western Digital Corp.	3	123
Western Union Co.	4	73
Westlake Chemical Corp.	—	18
WestRock Co.	2	83
Weyerhaeuser Co.	6	167
Whirlpool Corp.	1	72
Williams Cos. Inc.	10	295
Workday Inc. - Class A (a)	1	241
Worldpay Inc. - Class A (a)	3	298
WP Carey Inc.	1	112
WR Berkley Corp.	1	70
WW Grainger Inc.	—	119
Wynn Resorts Ltd.	1	99
Xcel Energy Inc.	4	252
Xerox Corp.	2	59
Xilinx Inc.	2	271
XPO Logistics Inc. (a)	1	53
Xylem Inc.	2	121
Yum! Brands Inc.	3	267
Zayo Group Holdings Inc. (a)	2	47
Zillow Group Inc. - Class C (a) (b)	1	33
Zimmer Biomet Holdings Inc.	2	218
Zions Bancorp	2	76

	Shares/Par[1]	Value ($)
Zoetis Inc. - Class A	4	416

		208,197

Total Common Stocks (cost $323,225)		341,856

PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	33
Fuchs Petrolub SE	1	26
Henkel AG & Co. KGaA (e)	1	152
Porsche Automobil Holding SE (e)	1	79
Sartorius AG	—	56
Volkswagen AG (e)	2	246

		592

Switzerland 0.0%
Lindt & Spruengli AG (e)	—	61
Schindler Holding AG (e)	—	70

		131

Total Preferred Stocks (cost $795)		723

SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (f)	7,468	7,468

Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (f)	3,473	3,473

Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (g) (h)	325	324

Total Short Term Investments (cost $11,265)		11,265

Total Investments 102.0% (cost $335,285)		353,844
Other Derivative Instruments 0.0%		19
Other Assets and Liabilities, Net (2.0)%		(7,096)

Total Net Assets 100.0%		346,767

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Variable Fund LLC’s Board of Managers. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $182 and 0.1%, respectively.

(d)	Investment in affiliate.
(e)	Convertible security.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(g)	All or a portion of the security is pledged or segregated as collateral.
(h)	The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	401	—	—	—	—	29	430	0.1
Prudential Plc	395	—	—	—	—	46	441	0.1

	796	—	—	—	—	75	871	0.2

JNL/Mellon Capital MSCI World Index Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
ASX SPI 200 Index	2	June 2019	AUD	308	—	—
Euro STOXX 50	15	June 2019	EUR	489	9	2
FTSE 100 Index	4	June 2019	GBP	285	4	5
S&P 500 E-Mini Index	17	June 2019		2,400	14	11

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Mellon Capital MSCI World Index Fund — Futures Contracts (continued)

Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P/Toronto Stock Exchange 60 Index	2	June 2019	CAD	382	(1)	1
Tokyo Price Index	3	June 2019	JPY	48,111	5	(3)

					31	16

Forward Foreign Currency Contracts

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	06/19/19	AUD	153	109	—
AUD/USD	HSB	06/19/19	AUD	241	171	—
CAD/USD	BMO	06/19/19	CAD	192	144	1
CAD/USD	MSC	06/19/19	CAD	237	178	—
EUR/USD	CIT	06/19/19	EUR	392	442	(3)
EUR/USD	JPM	06/19/19	EUR	680	768	(4)
EUR/USD	RBC	06/19/19	EUR	100	113	(2)
GBP/USD	RBC	06/19/19	GBP	543	708	(10)
JPY/USD	HSB	04/03/19	JPY	46,589	420	—
JPY/USD	BCL	06/19/19	JPY	36,795	334	1
JPY/USD	RBC	06/19/19	JPY	47,850	434	(2)
USD/AUD	CIT	06/19/19	AUD	(153)	(109)	—
USD/AUD	RBC	06/19/19	AUD	(101)	(72)	—
USD/CAD	BMO	06/19/19	CAD	(192)	(144)	(1)
USD/CAD	RBC	06/19/19	CAD	(98)	(74)	—
USD/EUR	BMO	06/19/19	EUR	(33)	(37)	1
USD/EUR	CIT	06/19/19	EUR	(131)	(147)	—
USD/EUR	HSB	06/19/19	EUR	(33)	(37)	1
USD/EUR	RBC	06/19/19	EUR	(616)	(695)	1
USD/EUR	SCB	06/19/19	EUR	(65)	(73)	—
USD/GBP	BMO	06/19/19	GBP	(213)	(278)	1
USD/GBP	CIT	06/19/19	GBP	(106)	(138)	2
USD/JPY	BCL	06/19/19	JPY	(48,300)	(439)	1
USD/JPY	BMO	06/19/19	JPY	(15,960)	(145)	1

					1,433	(12)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Nasdaq 100 Index Fund
COMMON STOCKS 98.9%
Communication Services 21.6%
Activision Blizzard Inc.	267	12,139
Alphabet Inc. - Class A (a)	97	114,041
Alphabet Inc. - Class C (a)	111	130,044
Baidu.com - Class A - ADR (a)	97	16,040
Charter Communications Inc. - Class A (a)	79	27,309
Comcast Corp. - Class A	1,578	63,098
Electronic Arts Inc. (a)	105	10,640
Facebook Inc. - Class A (a)	758	126,406
Fox Corp. - Class A (a)	119	4,386
Fox Corp. - Class B (a)	92	3,309
Liberty Global Plc - Class A (a)	70	1,734
Liberty Global Plc - Class C (a)	185	4,480
Netflix Inc. (a)	153	54,396
Sirius XM Holdings Inc. (b)	1,516	8,596
Take-Two Interactive Software Inc. (a)	39	3,724
T-Mobile US Inc. (a)	297	20,519
VeriSign Inc. (a)	42	7,606

		608,467

Consumer Discretionary 16.5%
Amazon.com Inc. (a)	155	275,528
Booking Holdings Inc. (a)	16	27,435
Ctrip.com International Ltd. - ADR (a)	172	7,502
Dollar Tree Inc. (a)	84	8,812
eBay Inc.	320	11,866
Expedia Group Inc.	47	5,615
Hasbro Inc.	44	3,729
JD.com Inc. - Class A - ADR (a)	326	9,825
Lululemon Athletica Inc. (a)	42	6,961
Marriott International Inc. - Class A	119	14,898
MercadoLibre Inc. (a)	16	8,093
O’Reilly Automotive Inc. (a)	27	10,631
Ross Stores Inc.	129	12,045
Starbucks Corp.	434	32,296
Tesla Inc. (a) (b)	60	16,877
Ulta Beauty Inc. (a)	21	7,222
Wynn Resorts Ltd.	38	4,496

		463,831

Consumer Staples 6.0%
Costco Wholesale Corp.	154	37,264
Kraft Heinz Foods Co.	426	13,899
Mondelez International Inc. - Class A	504	25,181
Monster Beverage Corp. (a)	190	10,344
PepsiCo Inc.	491	60,153
Walgreens Boots Alliance Inc.	330	20,847

		167,688

Financials 0.3%
Willis Towers Watson Plc	45	7,909
Health Care 8.2%
Alexion Pharmaceuticals Inc. (a)	79	10,643
Align Technology Inc. (a)	28	8,021
Amgen Inc.	217	41,304
Biogen Inc. (a)	69	16,234
BioMarin Pharmaceutical Inc. (a)	63	5,592
Celgene Corp. (a)	245	23,135
Cerner Corp. (a)	114	6,532
Gilead Sciences Inc.	446	28,966
Henry Schein Inc. (a)	52	3,122
Idexx Laboratories Inc. (a)	30	6,682
Illumina Inc. (a)	51	15,946
Incyte Corp. (a)	76	6,495
Intuitive Surgical Inc. (a)	40	22,816
Mylan NV (a)	179	5,064
Regeneron Pharmaceuticals Inc. (a)	37	15,392
Vertex Pharmaceuticals Inc. (a)	89	16,420

		232,364

Industrials 2.4%
American Airlines Group Inc.	160	5,069

	Shares/Par[1]	Value ($)
Cintas Corp.	36	7,367
CSX Corp.	285	21,313
Fastenal Co.	99	6,397
JB Hunt Transport Services Inc.	38	3,832
PACCAR Inc.	121	8,251
United Continental Holdings Inc. (a)	93	7,421
Verisk Analytics Inc.	57	7,587

		67,237

Information Technology 43.5%
Adobe Inc. (a)	170	45,413
Advanced Micro Devices Inc. (a)	350	8,942
Analog Devices Inc.	129	13,535
Apple Inc.	1,485	282,086
Applied Materials Inc.	331	13,144
ASML Holding NV - ADR	25	4,700
Autodesk Inc. (a)	76	11,911
Automatic Data Processing Inc.	152	24,305
Broadcom Inc.	138	41,616
Cadence Design Systems Inc. (a)	98	6,209
Check Point Software Technologies Ltd. (a)	55	6,969
Cisco Systems Inc.	1,538	83,054
Citrix Systems Inc.	47	4,654
Cognizant Technology Solutions Corp. - Class A	201	14,546
Fiserv Inc. (a)	137	12,065
Intel Corp.	1,572	84,391
Intuit Inc.	91	23,654
KLA-Tencor Corp.	53	6,286
Lam Research Corp.	54	9,626
Maxim Integrated Products Inc.	96	5,105
Microchip Technology Inc. (b)	84	6,934
Micron Technology Inc. (a)	391	16,178
Microsoft Corp.	2,416	284,973
NetApp Inc.	87	6,052
NetEase.com Inc. - ADR	25	6,134
Nvidia Corp.	212	38,016
NXP Semiconductors NV	116	10,228
Paychex Inc.	127	10,148
PayPal Holdings Inc. (a)	410	42,565
QUALCOMM Inc.	423	24,109
Skyworks Solutions Inc.	60	4,974
Symantec Corp.	221	5,090
Synopsys Inc. (a)	53	6,083
Texas Instruments Inc.	328	34,778
Western Digital Corp.	101	4,872
Workday Inc. - Class A (a)	53	10,262
Xilinx Inc.	88	11,202

		1,224,809

Utilities 0.4%
Xcel Energy Inc.	181	10,185

Total Common Stocks (cost $2,015,631)		2,782,490

SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	29,683	29,683
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	7,925	7,925
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	2,085	2,076

Total Short Term Investments (cost $39,684)		39,684

Total Investments 100.3% (cost $2,055,315)		2,822,174
Other Derivative Instruments 0.0%		224
Other Assets and Liabilities, Net (0.3)%		(7,444)

Total Net Assets 100.0%		2,814,954

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(e)	All or a portion of the security is pledged or segregated as collateral.
(f)	The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Mellon Capital Nasdaq 100 Index Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini	231	June 2019	33,594	224	596

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.6%
Communication Services 3.1%
Gannett Co. Inc.	563	5,938
Telephone & Data Systems Inc.	296	9,112

		15,050

Consumer Discretionary 22.6%
Abercrombie & Fitch Co. - Class A	262	7,177
AutoNation Inc. (a)	279	9,981
Bed Bath & Beyond Inc.	870	14,785
Chico’s FAS Inc.	869	3,709
Dillard’s Inc. - Class A (b)	165	11,856
GameStop Corp. - Class A	343	3,486
Genesco Inc. (a)	110	5,016
Group 1 Automotive Inc.	94	6,068
Hibbett Sports Inc. (a) (b)	321	7,321
KB Home	503	12,165
MarineMax Inc. (a)	270	5,177
Office Depot Inc.	1,914	6,948
Red Robin Gourmet Burgers Inc. (a)	181	5,219
TRI Pointe Homes Inc. (a)	885	11,191

		110,099

Consumer Staples 2.6%
TreeHouse Foods Inc. (a)	198	12,777
Energy 10.1%
CNX Resources Corp. (a)	857	9,227
EQT Corp.	531	11,004
Murphy Oil Corp.	406	11,897
Renewable Energy Group Inc. (a)	201	4,404
Southwestern Energy Co. (a)	2,666	12,505

		49,037

Financials 26.2%
American Equity Investment Life Holding Co.	180	4,857
Banc of California Inc.	369	5,101
Encore Capital Group Inc. (a)	206	5,614
EzCorp Inc. - Class A (a)	613	5,714
First Midwest Bancorp Inc.	252	5,151
FNB Corp.	1,002	10,616
Genworth Financial Inc. - Class A (a)	2,174	8,327
Janus Henderson Group Plc	500	12,490
Legg Mason Inc.	392	10,722
Meta Financial Group Inc.	260	5,114
OFG Bancorp	307	6,076
Piper Jaffray Cos.	75	5,500
Reinsurance Group of America Inc.	73	10,370
RenaissanceRe Holdings Ltd.	79	11,320
Umpqua Holdings Corp.	614	10,140
Valley National Bancorp	1,117	10,699

		127,811

Health Care 6.9%
Acadia Pharmaceuticals Inc. (a)	398	11,660
Acorda Therapeutics Inc. (a)	313	4,156

	Shares/Par[1]	Value ($)
Lannett Co. Inc. (a) (b)	857	6,745
Patterson Cos. Inc.	507	11,081

		33,642

Industrials 13.9%
AECOM (a)	373	11,078
ArcBest Corp.	146	4,499
JetBlue Airways Corp. (a)	626	10,234
Knight-Swift Transportation Holdings Inc. - Class A	392	12,806
Ryder System Inc.	201	12,440
SkyWest Inc.	116	6,315
Trinity Industries Inc. (b)	490	10,650

		68,022

Information Technology 4.6%
Photronics Inc. (a)	533	5,034
Tech Data Corp. (a)	124	12,711
TiVo Corp.	515	4,801

		22,546

Materials 2.3%
Olin Corp.	484	11,206
Real Estate 7.3%
Capstead Mortgage Corp.	745	6,403
Invesco Mortgage Capital Inc.	346	5,464
Office Properties Income Trust	174	4,800
Realogy Holdings Corp.	643	7,331
Summit Hotel Properties Inc.	520	5,933
Washington Prime Group Inc.	996	5,626

		35,557

Total Common Stocks (cost $502,643)		485,747

SHORT TERM INVESTMENTS 7.9%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	1,152	1,152
Securities Lending Collateral 7.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	37,287	37,287
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	145	144

Total Short Term Investments (cost $38,583)		38,583

Total Investments 107.5% (cost $541,226)		524,330
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (7.5)%		(36,601)

Total Net Assets 100.0%		487,736

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(e)	All or a portion of the security is pledged or segregated as collateral.
(f)	The coupon rate represents the yield to maturity.

JNL/Mellon Capital S&P SMid 60 Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Russell 2000 Index	10	June 2019	775	2	(3)
S&P MidCap 400 E-Mini Index	8	June 2019	1,513	5	8

				7	5

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Telecommunications Sector Fund
COMMON STOCKS 99.8%
Communication Services 99.8%
Activision Blizzard Inc.	45	2,067
Alphabet Inc. - Class A (a)	14	16,190
Alphabet Inc. - Class C (a)	15	17,133
Altice USA Inc. - Class A	30	638
AMC Entertainment Holdings Inc. - Class A (b)	11	166
AMC Networks Inc. - Class A (a)	6	364
ANGI Homeservices Inc. (a)	14	217
AT&T Inc.	208	6,516
ATN International Inc.	2	134
Boingo Wireless Inc. (a)	9	213
Cable One Inc.	1	499
Care.com Inc. (a)	6	111
Cars.com Inc. (a)	14	317
CBS Corp. - Class B	23	1,115
CenturyLink Inc.	104	1,246
Charter Communications Inc. - Class A (a)	9	3,296
Cincinnati Bell Inc. (a)	9	85
Cinemark Holdings Inc.	13	526
Clear Channel Outdoor Holdings Inc. - Class A (a)	7	40
Cogent Communications Group Inc.	10	530
Comcast Corp. - Class A	168	6,701
comScore Inc. (a)	10	198
Consolidated Communications Holdings Inc. (b)	15	166
Discovery Inc. - Class A (a) (b)	17	467
Discovery Inc. - Class C (a)	26	661
DISH Network Corp. - Class A (a)	21	659
Electronic Arts Inc. (a)	19	1,923
Emerald Expositions Events Inc.	4	49
Entercom Communications Corp. - Class A (b)	27	141
Entravision Communications Corp. - Class A	14	44
EW Scripps Co. - Class A	11	224
Facebook Inc. - Class A (a)	125	20,801
Fox Corp. - Class A (a)	21	767
Fox Corp. - Class B (a)	10	352
Frontier Communications Corp. (a) (b)	27	54
Gannett Co. Inc.	25	264
GCI Liberty Inc. - Class A (a)	10	553
Globalstar Inc. (a) (b)	152	65
Glu Mobile Inc. (a)	25	277
Gogo Inc. (a) (b)	14	61
Gray Television Inc. (a)	18	387
Hemisphere Media Group Inc. - Class A (a)	4	50
IAC/InterActiveCorp. (a)	5	1,138
IMAX Corp. (a)	12	282
Interpublic Group of Cos. Inc.	32	671
Iridium Communications Inc. (a)	21	554
John Wiley & Sons Inc. - Class A	7	329
Liberty Braves Group - Class A (a)	2	52
Liberty Braves Group - Class C (a)	8	220
Liberty Broadband Corp. - Class C (a)	9	800
Liberty Global Plc - Class A (a)	20	499
Liberty Global Plc - Class C (a)	38	927
Liberty Latin America Ltd. - Class A (a)	10	191
Liberty Latin America Ltd. - Class C (a)	20	396
Liberty Media Corp. - Class C (a)	19	674
Liberty SiriusXM Group - Class A (a)	11	434
Liberty SiriusXM Group - Class C (a)	16	599
Liberty TripAdvisor Holdings Inc. - Class A (a)	16	226
Lions Gate Entertainment Corp. - Class A	12	189
Lions Gate Entertainment Corp. - Class B	23	351
Live Nation Inc. (a)	13	799
Loral Space & Communications Inc. (a)	3	106

	Shares/Par[1]	Value ($)
Madison Square Garden Co. - Class A (a)	2	534
Marcus Corp.	4	173
Meredith Corp. (b)	7	374
MSG Networks Inc. - Class A (a)	14	294
National CineMedia Inc.	18	127
Netflix Inc. (a)	18	6,325
New Media Investment Group Inc.	12	129
New York Times Co. - Class A (b)	16	511
News Corp. - Class A	41	511
NexStar Media Group Inc. - Class A (b)	5	582
NII Capital Corp. (a) (b)	15	30
Omnicom Group Inc.	16	1,144
ORBCOMM Inc. (a) (b)	18	120
pdvWireless Inc. (a)	2	63
QuinStreet Inc. (a) (b)	9	120
Rosetta Stone Inc. (a)	5	106
Scholastic Corp.	7	264
Shenandoah Telecommunications Co.	10	462
Sinclair Broadcast Group Inc. - Class A	12	456
Sirius XM Holdings Inc.	134	758
Spok Holdings Inc.	4	54
Sprint Corp. (a) (b)	178	1,005
Take-Two Interactive Software Inc. (a)	9	846
TechTarget Inc. (a)	4	70
Tegna Inc.	34	473
Telephone & Data Systems Inc.	22	671
T-Mobile US Inc. (a)	32	2,245
Tribune Media Co. - Class A	10	477
Tribune Publishing Co. (a)	3	40
TripAdvisor Inc. (a)	10	530
TrueCar Inc. (a)	18	118
Twitter Inc. (a)	46	1,502
US Cellular Corp. (a)	3	130
Verizon Communications Inc.	206	12,206
Viacom Inc. - Class B	28	789
Vonage Holdings Corp. (a)	50	506
Walt Disney Co.	74	8,223
WideOpenWest Inc. (a)	5	48
World Wrestling Entertainment Inc. - Class A	5	451
Yelp Inc. - Class A (a)	11	377
Zayo Group Holdings Inc. (a)	44	1,248
Zillow Group Inc. - Class C (a) (b)	14	484
Zynga Inc. - Class A (a)	100	536

Total Common Stocks (cost $135,213)		141,816

SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	234	234
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	991	991
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	40	40

Total Short Term Investments (cost $1,265)		1,265

Total Investments 100.7% (cost $136,478)		143,081
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.7)%		(1,035)

Total Net Assets 100.0%		142,047

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(e)	All or a portion of the security is pledged or segregated as collateral.
(f)	The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Mellon Capital Telecommunications Sector Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Russell 2000 Index	2	June 2019	155	—	(1)
S&P 500 E-Mini Index	1	June 2019	140	1	2

				1	1

Currency:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - European Currency Unit (Euro)

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

Abbreviations:

“-” Amount rounds to less than one thousand or 0.05%

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CDI - Chess Depositary Interest

CVA - Commanditaire Vennootschap op Aandelen

FDR - Fiduciary Depositary Receipt

FTSE - Financial Times and the London Stock Exchange

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

SDR - Swedish Depositary Receipt

S&P - Standard & Poor’s

SPI - Schedule Performance Index

US - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co. Inc.
BMO - BMO Capital Markets Corp.	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
HSB - HSBC Securities Inc.	UBS - UBS Securities LLC
JPM - J.P. Morgan Securities Inc.

[1]	Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund managed by Jackson National Asset Management, LLC (“JNAM”). The JNL Government Money Market Fund is offered as a cash management tool to JNL Variable Fund LLC (the “Funds”) and its affiliates and is not available for direct purchase by members of the public. JNAM serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2019. The following table details the investments held during the period ended March 31, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Capital Consumer Discretionary Sector Fund	—	33,071	31,908	8	1,163	0.1
JNL/Mellon Capital Dow Index Fund	11,232	41,899	34,131	78	19,000	2.1
JNL/Mellon Capital Energy Sector Fund	6,558	26,990	33,056	15	492	—
JNL/Mellon Capital Financial Sector Fund	1,189	27,222	28,411	14	—	—
JNL/Mellon Capital Healthcare Sector Fund	21,476	65,616	85,241	32	1,851	0.1
JNL/Mellon Capital Information Technology Sector Fund	11,227	62,422	72,040	48	1,609	0.1
JNL/Mellon Capital JNL 5 Fund	3,893	95,185	94,256	71	4,822	0.2
JNL/Mellon Capital MSCI World Index Fund	3,632	9,150	5,314	28	7,468	2.2
JNL/Mellon Capital Nasdaq 100 Index Fund	29,299	92,610	92,226	128	29,683	1.1
JNL/Mellon Capital S&P SMid 60 Fund	1,784	51,620	52,252	28	1,152	0.2
JNL/Mellon Capital Telecommunications Sector Fund	558	23,969	24,293	7	234	0.2

JNL Securities Lending Collateral Fund. Certain Funds participating in securities lending receive cash collateral daily, invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds’ Adviser. JNAM serves as the Advisor and Administrator for the JNL Securities Lending Collateral Fund. The Funds receive income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended March 31, 2019.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. and State Street Bank and Trust Company (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds’ securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended (“1940 Act”) and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services.

Security Valuation. Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of March 31, 2019 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,274,167	—	—	—	1,274,167
Rights	—	—	3	—	3
Short Term Investments	7,087	164	—	—	7,251

	1,281,254	164	3	—	1,281,421
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	48	—	—	—	48

	48	—	—	—	48
JNL/Mellon Capital Dow Index Fund
Assets - Securities
Common Stocks	889,155	—	—	—	889,155
Short Term Investments	19,000	1,006	—	—	20,006

	908,155	1,006	—	—	909,161
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	208	—	—	—	208

	208	—	—	—	208
JNL/Mellon Capital Energy Sector Fund
Assets - Securities
Common Stocks	1,263,228	—	—	—	1,263,228
Short Term Investments	7,578	264	—	—	7,842

	1,270,806	264	—	—	1,271,070
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	81	—	—	—	81

	81	—	—	—	81
JNL/Mellon Capital Financial Sector Fund
Assets - Securities
Common Stocks	1,256,583	—	—	—	1,256,583
Rights	—	—	1	—	1
Short Term Investments	3,633	184	—	—	3,817

	1,260,216	184	1	—	1,260,401
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(65)	—	—	—	(65)

	(65)	—	—	—	(65)
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	3,268,325	—	—	—	3,268,325
Short Term Investments	20,167	368	—	—	20,535

	3,288,492	368	—	—	3,288,860
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	58	—	—	—	58

	58	—	—	—	58
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(9)	—	—	—	(9)

	(9)	—	—	—	(9)
JNL/Mellon Capital Information Technology Sector Fund
Assets - Securities
Common Stocks	2,895,362	—	—	—	2,895,362
Short Term Investments	7,939	289	—	—	8,228

	2,903,301	289	—	—	2,903,590
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	95	—	—	—	95

	95	—	—	—	95
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	2,705,431	411,538	—	—	3,116,969
Short Term Investments	22,726	717	—	—	23,443

	2,728,157	412,255	—	—	3,140,412
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	143	—	—	—	143

	143	—	—	—	143
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(23)	—	—	—	(23)
Open Forward Foreign Currency Contracts	—	(19)	—	—	(19)

	(23)	(19)	—	—	(42)
JNL/Mellon Capital MSCI World Index Fund
Assets - Securities
Common Stocks	226,593	115,263	—	—	341,856
Preferred Stocks	592	131	—	—	723
Short Term Investments	10,941	324	—	—	11,265

	238,126	115,718	—	—	353,844

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
JNL/Mellon Capital MSCI World Index Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	19	—	—	—	19
Open Forward Foreign Currency Contracts	—	10	—	—	10

	19	10	—	—	29
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	—	(3)
Open Forward Foreign Currency Contracts	—	(22)	—	—	(22)

	(3)	(22)	—	—	(25)
JNL/Mellon Capital Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,782,490	—	—	—	2,782,490
Short Term Investments	37,608	2,076	—	—	39,684

	2,820,098	2,076	—	—	2,822,174
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	596	—	—	—	596

	596	—	—	—	596
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	485,747	—	—	—	485,747
Short Term Investments	38,439	144	—	—	38,583

	524,186	144	—	—	524,330
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	8	—	—	—	8

	8	—	—	—	8
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	—	(3)

	(3)	—	—	—	(3)
JNL/Mellon Capital Telecommunications Sector Fund
Assets - Securities
Common Stocks	141,816	—	—	—	141,816
Short Term Investments	1,225	40	—	—	1,265

	143,041	40	—	—	143,081
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2	—	—	—	2

	2	—	—	—	2
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1)	—	—	—	(1)

	(1)	—	—	—	(1)

[1]

Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of March 31, 2019, no investments were valued using the NAV per share practical expedient.

[2]	Investments in Other Financial Instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 during the period ended March 31, 2019. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2019.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.